UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	08-31-2025

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

ANNUAL SHAREHOLDER REPORT

California High-Yield Municipal Fund

Investor Class (BCHYX)	August 31, 2025

This annual shareholder report contains important information about California High-Yield Municipal Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$48	0.49%

What were the key factors that affected the fund’s performance?
California High-Yield Municipal Fund Investor Class returned (2.48)% for the reporting period ended August 31, 2025.
The fund seeks high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Municipal Bond California 50% Investment-Grade/50% High-Yield Index.
•	Against a backdrop of heavy municipal bond (muni) supply, tax and municipal exemption policy uncertainty and broader rate market volatility, most muni returns were slightly negative for the period. California munis generally outperformed national municipal bonds. High-yield munis generally lagged investment-grade munis, which weighed on fund performance, given the fund’s high-yield overweight versus the index.
•	Security selection detracted from performance, largely due to choices in the hospital, multifamily housing and retirement community sectors. Positive selection results in the tobacco and development district sectors helped offset some negative effects.
•	Our positioning along the yield curve detracted from performance. However, positive results from roll-down effects and our duration strategy helped offset some of the negative influence from curve positioning.
•	Sector allocation modestly detracted from performance, mostly due to an overweight position in charter schools and underweight exposure to state general obligation bonds and prerefunded securities. An underweight in industrial development revenue/pollution control revenue bonds and an overweight to the special tax sector helped offset some negative allocation effects.

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2015 through August 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	-2.48%	0.33%	2.43%
Regulatory Index
S&P National AMT-Free Municipal Bond	-0.20%	0.40%	2.12%
Performance Index
S&P Municipal Bond California 50% Investment Grade/50% High Yield	-1.08%	0.41%	2.92%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,540,341,082
Management Fees (dollars paid during the reporting period)	$6,207,074
Portfolio Turnover Rate	64%
Total Number of Portfolio Holdings	656

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	98.8%
Affiliated Funds	0.5%
Other Assets and Liabilities	0.7%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25075201

ANNUAL SHAREHOLDER REPORT

California High-Yield Municipal Fund

I Class (BCHIX)	August 31, 2025

This annual shareholder report contains important information about California High-Yield Municipal Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$29	0.29%

What were the key factors that affected the fund’s performance?
California High-Yield Municipal Fund I Class returned (2.18)% for the reporting period ended August 31, 2025.
The fund seeks high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Municipal Bond California 50% Investment-Grade/50% High-Yield Index.
•	Against a backdrop of heavy municipal bond (muni) supply, tax and municipal exemption policy uncertainty and broader rate market volatility, most muni returns were slightly negative for the period. California munis generally outperformed national municipal bonds. High-yield munis generally lagged investment-grade munis, which weighed on fund performance, given the fund’s high-yield overweight versus the index.
•	Security selection detracted from performance, largely due to choices in the hospital, multifamily housing and retirement community sectors. Positive selection results in the tobacco and development district sectors helped offset some negative effects.
•	Our positioning along the yield curve detracted from performance. However, positive results from roll-down effects and our duration strategy helped offset some of the negative influence from curve positioning.
•	Sector allocation modestly detracted from performance, mostly due to an overweight position in charter schools and underweight exposure to state general obligation bonds and prerefunded securities. An underweight in industrial development revenue/pollution control revenue bonds and an overweight to the special tax sector helped offset some negative allocation effects.

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2015 through August 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	-2.18%	0.53%	2.63%
Regulatory Index
S&P National AMT-Free Municipal Bond	-0.20%	0.40%	2.12%
Performance Index
S&P Municipal Bond California 50% Investment Grade/50% High Yield	-1.08%	0.41%	2.92%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,540,341,082
Management Fees (dollars paid during the reporting period)	$6,207,074
Portfolio Turnover Rate	64%
Total Number of Portfolio Holdings	656

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	98.8%
Affiliated Funds	0.5%
Other Assets and Liabilities	0.7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25075789

ANNUAL SHAREHOLDER REPORT

California High-Yield Municipal Fund

Y Class (ACYHX)	August 31, 2025

This annual shareholder report contains important information about California High-Yield Municipal Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$26	0.26%

What were the key factors that affected the fund’s performance?
California High-Yield Municipal Fund Y Class returned (2.15)% for the reporting period ended August 31, 2025.
The fund seeks high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Municipal Bond California 50% Investment-Grade/50% High-Yield Index.
•	Against a backdrop of heavy municipal bond (muni) supply, tax and municipal exemption policy uncertainty and broader rate market volatility, most muni returns were slightly negative for the period. California munis generally outperformed national municipal bonds. High-yield munis generally lagged investment-grade munis, which weighed on fund performance, given the fund’s high-yield overweight versus the index.
•	Security selection detracted from performance, largely due to choices in the hospital, multifamily housing and retirement community sectors. Positive selection results in the tobacco and development district sectors helped offset some negative effects.
•	Our positioning along the yield curve detracted from performance. However, positive results from roll-down effects and our duration strategy helped offset some of the negative influence from curve positioning.
•	Sector allocation modestly detracted from performance, mostly due to an overweight position in charter schools and underweight exposure to state general obligation bonds and prerefunded securities. An underweight in industrial development revenue/pollution control revenue bonds and an overweight to the special tax sector helped offset some negative allocation effects.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through August 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	-2.15%	0.56%	2.34%	4/10/17
Regulatory Index
S&P National AMT-Free Municipal Bond	-0.20%	0.40%	1.99%	—
Performance Index
S&P Municipal Bond California 50% Investment Grade/50% High Yield	-1.08%	0.41%	2.30%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,540,341,082
Management Fees (dollars paid during the reporting period)	$6,207,074
Portfolio Turnover Rate	64%
Total Number of Portfolio Holdings	656

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	98.8%
Affiliated Funds	0.5%
Other Assets and Liabilities	0.7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25075771

ANNUAL SHAREHOLDER REPORT

California High-Yield Municipal Fund

A Class (CAYAX)	August 31, 2025

This annual shareholder report contains important information about California High-Yield Municipal Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$73	0.74%

What were the key factors that affected the fund’s performance?
California High-Yield Municipal Fund A Class returned (2.72)% for the reporting period ended August 31, 2025.
The fund seeks high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Municipal Bond California 50% Investment-Grade/50% High-Yield Index.
•	Against a backdrop of heavy municipal bond (muni) supply, tax and municipal exemption policy uncertainty and broader rate market volatility, most muni returns were slightly negative for the period. California munis generally outperformed national municipal bonds. High-yield munis generally lagged investment-grade munis, which weighed on fund performance, given the fund’s high-yield overweight versus the index.
•	Security selection detracted from performance, largely due to choices in the hospital, multifamily housing and retirement community sectors. Positive selection results in the tobacco and development district sectors helped offset some negative effects.
•	Our positioning along the yield curve detracted from performance. However, positive results from roll-down effects and our duration strategy helped offset some of the negative influence from curve positioning.
•	Sector allocation modestly detracted from performance, mostly due to an overweight position in charter schools and underweight exposure to state general obligation bonds and prerefunded securities. An underweight in industrial development revenue/pollution control revenue bonds and an overweight to the special tax sector helped offset some negative allocation effects.

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2015 through August 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	-2.72%	0.08%	2.17%
A Class - with sales charge	-7.10%	-0.84%	1.70%
Regulatory Index
S&P National AMT-Free Municipal Bond	-0.20%	0.40%	2.12%
Performance Index
S&P Municipal Bond California 50% Investment Grade/50% High Yield	-1.08%	0.41%	2.92%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,540,341,082
Management Fees (dollars paid during the reporting period)	$6,207,074
Portfolio Turnover Rate	64%
Total Number of Portfolio Holdings	656

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	98.8%
Affiliated Funds	0.5%
Other Assets and Liabilities	0.7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25075888

ANNUAL SHAREHOLDER REPORT

California High-Yield Municipal Fund

C Class (CAYCX)	August 31, 2025

This annual shareholder report contains important information about California High-Yield Municipal Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$146	1.49%

What were the key factors that affected the fund’s performance?
California High-Yield Municipal Fund C Class returned (3.44)% for the reporting period ended August 31, 2025.
The fund seeks high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Municipal Bond California 50% Investment-Grade/50% High-Yield Index.
•	Against a backdrop of heavy municipal bond (muni) supply, tax and municipal exemption policy uncertainty and broader rate market volatility, most muni returns were slightly negative for the period. California munis generally outperformed national municipal bonds. High-yield munis generally lagged investment-grade munis, which weighed on fund performance, given the fund’s high-yield overweight versus the index.
•	Security selection detracted from performance, largely due to choices in the hospital, multifamily housing and retirement community sectors. Positive selection results in the tobacco and development district sectors helped offset some negative effects.
•	Our positioning along the yield curve detracted from performance. However, positive results from roll-down effects and our duration strategy helped offset some of the negative influence from curve positioning.
•	Sector allocation modestly detracted from performance, mostly due to an overweight position in charter schools and underweight exposure to state general obligation bonds and prerefunded securities. An underweight in industrial development revenue/pollution control revenue bonds and an overweight to the special tax sector helped offset some negative allocation effects.

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2015 through August 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	-3.44%	-0.67%	1.41%
Regulatory Index
S&P National AMT-Free Municipal Bond	-0.20%	0.40%	2.12%
Performance Index
S&P Municipal Bond California 50% Investment Grade/50% High Yield	-1.08%	0.41%	2.92%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,540,341,082
Management Fees (dollars paid during the reporting period)	$6,207,074
Portfolio Turnover Rate	64%
Total Number of Portfolio Holdings	656

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	98.8%
Affiliated Funds	0.5%
Other Assets and Liabilities	0.7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25075805

ANNUAL SHAREHOLDER REPORT

California Intermediate-Term Tax-Free Bond Fund

Investor Class (BCITX)	August 31, 2025

This annual shareholder report contains important information about California Intermediate-Term Tax-Free Bond Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$46	0.46%

What were the key factors that affected the fund’s performance?
California Intermediate-Term Tax-Free Bond Fund Investor Class returned 0.73% for the reporting period ended August 31, 2025.
The fund seeks safety of principal and high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Intermediate Term California AMT-Free Municipal Bond Index.
•	Against a backdrop of heavy municipal bond (muni) supply, tax and municipal exemption policy uncertainty and broader rate market volatility, most muni returns were slightly negative for the period. However, California munis generally outperformed national municipal bonds.
•	Our positioning along the yield curve detracted from performance. However, positive results from roll-down effects and our duration strategy helped offset some of the negative influence from curve positioning.
•	Security selection modestly detracted from performance, largely due to choices in the state and local general obligation (GO) and charter school sectors. Security selection lifted results in the private university sector.
•	Our sector weightings modestly contributed to performance. An overweight versus the index in the special tax sector and out-of-index exposure in the hospital and corporate muni sectors drove results. These choices more than offset the negative effects from underweighting state GO bonds.

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2015 through August 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	0.73%	0.55%	1.79%
Regulatory Index
S&P National AMT-Free Municipal Bond	-0.20%	0.40%	2.12%
Performance Index
S&P Intermediate Term California AMT-Free Municipal Bond	1.52%	0.65%	1.95%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,990,651,269
Management Fees (dollars paid during the reporting period)	$6,307,040
Portfolio Turnover Rate	61%
Total Number of Portfolio Holdings	1,036

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.2%
Affiliated Funds	0.3%
Other Assets and Liabilities	0.5%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25075508

ANNUAL SHAREHOLDER REPORT

California Intermediate-Term Tax-Free Bond Fund

I Class (BCTIX)	August 31, 2025

This annual shareholder report contains important information about California Intermediate-Term Tax-Free Bond Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$26	0.26%

What were the key factors that affected the fund’s performance?
California Intermediate-Term Tax-Free Bond Fund I Class returned 1.02% for the reporting period ended August 31, 2025.
The fund seeks safety of principal and high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Intermediate Term California AMT-Free Municipal Bond Index.
•	Against a backdrop of heavy municipal bond (muni) supply, tax and municipal exemption policy uncertainty and broader rate market volatility, most muni returns were slightly negative for the period. However, California munis generally outperformed national municipal bonds.
•	Our positioning along the yield curve detracted from performance. However, positive results from roll-down effects and our duration strategy helped offset some of the negative influence from curve positioning.
•	Security selection modestly detracted from performance, largely due to choices in the state and local general obligation (GO) and charter school sectors. Security selection lifted results in the private university sector.
•	Our sector weightings modestly contributed to performance. An overweight versus the index in the special tax sector and out-of-index exposure in the hospital and corporate muni sectors drove results. These choices more than offset the negative effects from underweighting state GO bonds.

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2015 through August 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	1.02%	0.77%	2.01%
Regulatory Index
S&P National AMT-Free Municipal Bond	-0.20%	0.40%	2.12%
Performance Index
S&P Intermediate Term California AMT-Free Municipal Bond	1.52%	0.65%	1.95%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,990,651,269
Management Fees (dollars paid during the reporting period)	$6,307,040
Portfolio Turnover Rate	61%
Total Number of Portfolio Holdings	1,036

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.2%
Affiliated Funds	0.3%
Other Assets and Liabilities	0.5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25075839

ANNUAL SHAREHOLDER REPORT

California Intermediate-Term Tax-Free Bond Fund

Y Class (ACYTX)	August 31, 2025

This annual shareholder report contains important information about California Intermediate-Term Tax-Free Bond Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$23	0.23%

What were the key factors that affected the fund’s performance?
California Intermediate-Term Tax-Free Bond Fund Y Class returned 1.05% for the reporting period ended August 31, 2025.
The fund seeks safety of principal and high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Intermediate Term California AMT-Free Municipal Bond Index.
•	Against a backdrop of heavy municipal bond (muni) supply, tax and municipal exemption policy uncertainty and broader rate market volatility, most muni returns were slightly negative for the period. However, California munis generally outperformed national municipal bonds.
•	Our positioning along the yield curve detracted from performance. However, positive results from roll-down effects and our duration strategy helped offset some of the negative influence from curve positioning.
•	Security selection modestly detracted from performance, largely due to choices in the state and local general obligation (GO) and charter school sectors. Security selection lifted results in the private university sector.
•	Our sector weightings modestly contributed to performance. An overweight versus the index in the special tax sector and out-of-index exposure in the hospital and corporate muni sectors drove results. These choices more than offset the negative effects from underweighting state GO bonds.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through August 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	1.05%	0.80%	1.99%	4/10/17
Regulatory Index
S&P National AMT-Free Municipal Bond	-0.20%	0.40%	1.99%	—
Performance Index
S&P Intermediate Term California AMT-Free Municipal Bond	1.52%	0.65%	1.91%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,990,651,269
Management Fees (dollars paid during the reporting period)	$6,307,040
Portfolio Turnover Rate	61%
Total Number of Portfolio Holdings	1,036

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.2%
Affiliated Funds	0.3%
Other Assets and Liabilities	0.5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25075763

ANNUAL SHAREHOLDER REPORT

California Intermediate-Term Tax-Free Bond Fund

A Class (BCIAX)	August 31, 2025

This annual shareholder report contains important information about California Intermediate-Term Tax-Free Bond Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$71	0.71%

What were the key factors that affected the fund’s performance?
California Intermediate-Term Tax-Free Bond Fund A Class returned 0.57% for the reporting period ended August 31, 2025.
The fund seeks safety of principal and high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Intermediate Term California AMT-Free Municipal Bond Index.
•	Against a backdrop of heavy municipal bond (muni) supply, tax and municipal exemption policy uncertainty and broader rate market volatility, most muni returns were slightly negative for the period. However, California munis generally outperformed national municipal bonds.
•	Our positioning along the yield curve detracted from performance. However, positive results from roll-down effects and our duration strategy helped offset some of the negative influence from curve positioning.
•	Security selection modestly detracted from performance, largely due to choices in the state and local general obligation (GO) and charter school sectors. Security selection lifted results in the private university sector.
•	Our sector weightings modestly contributed to performance. An overweight versus the index in the special tax sector and out-of-index exposure in the hospital and corporate muni sectors drove results. These choices more than offset the negative effects from underweighting state GO bonds.

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2015 through August 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	0.57%	0.30%	1.55%
A Class - with sales charge	-3.96%	-0.62%	1.08%
Regulatory Index
S&P National AMT-Free Municipal Bond	-0.20%	0.40%	2.12%
Performance Index
S&P Intermediate Term California AMT-Free Municipal Bond	1.52%	0.65%	1.95%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,990,651,269
Management Fees (dollars paid during the reporting period)	$6,307,040
Portfolio Turnover Rate	61%
Total Number of Portfolio Holdings	1,036

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.2%
Affiliated Funds	0.3%
Other Assets and Liabilities	0.5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25075821

ANNUAL SHAREHOLDER REPORT

California Intermediate-Term Tax-Free Bond Fund

C Class (BCIYX)	August 31, 2025

This annual shareholder report contains important information about California Intermediate-Term Tax-Free Bond Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$146	1.46%

What were the key factors that affected the fund’s performance?
California Intermediate-Term Tax-Free Bond Fund C Class returned (0.27)% for the reporting period ended August 31, 2025.
The fund seeks safety of principal and high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Intermediate Term California AMT-Free Municipal Bond Index.
•	Against a backdrop of heavy municipal bond (muni) supply, tax and municipal exemption policy uncertainty and broader rate market volatility, most muni returns were slightly negative for the period. However, California munis generally outperformed national municipal bonds.
•	Our positioning along the yield curve detracted from performance. However, positive results from roll-down effects and our duration strategy helped offset some of the negative influence from curve positioning.
•	Security selection modestly detracted from performance, largely due to choices in the state and local general obligation (GO) and charter school sectors. Security selection lifted results in the private university sector.
•	Our sector weightings modestly contributed to performance. An overweight versus the index in the special tax sector and out-of-index exposure in the hospital and corporate muni sectors drove results. These choices more than offset the negative effects from underweighting state GO bonds.

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2015 through August 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	-0.27%	-0.45%	0.78%
Regulatory Index
S&P National AMT-Free Municipal Bond	-0.20%	0.40%	2.12%
Performance Index
S&P Intermediate Term California AMT-Free Municipal Bond	1.52%	0.65%	1.95%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,990,651,269
Management Fees (dollars paid during the reporting period)	$6,307,040
Portfolio Turnover Rate	61%
Total Number of Portfolio Holdings	1,036

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.2%
Affiliated Funds	0.3%
Other Assets and Liabilities	0.5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25075813

ANNUAL SHAREHOLDER REPORT

California Tax-Free Money Market Fund

Investor Class (BCTXX)	August 31, 2025

This annual shareholder report contains important information about California Tax-Free Money Market Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$50	0.49%

Fund Statistics
Net Assets	$115,338,475
Management Fees (dollars paid during the reporting period)	$552,484
Total Number of Portfolio Holdings	57
7-Day Current Yield - Investor Class	2.18%
7-Day Effective Yield - Investor Class	2.21%

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.6%
Other Assets and Liabilities	0.4%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25075300

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b) No response required.

(c) None.

(d) None.

(e) Not applicable.

(f) The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Tanya S. Beder, Jennifer Cabalquinto, Anne Casscells and John Loder are the registrant's designated audit committee financial experts. They are "independent" as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b) No response required.

(c) No response required.

(d) No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2024:	$57,950
FY 2025:	$57,960

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2024:	$0
FY 2025:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2024:	$0
FY 2025:	$0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2024:	$0
FY 2025:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2024:	$0
FY 2025:	$0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2024:	$0
FY 2025:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain     engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2024:	$0
FY 2025:	$0

(e)(1) In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2024:	$198,325
FY 2025:	$98,325

(h) The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the financial statements and other information filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Annual Financial Statements and Other Information

August 31, 2025

California High-Yield Municipal Fund
Investor Class (BCHYX)
I Class (BCHIX)
Y Class (ACYHX)
A Class (CAYAX)
C Class (CAYCX)
California Intermediate-Term Tax-Free Bond Fund
Investor Class (BCITX)
I Class (BCTIX)
Y Class (ACYTX)
A Class (BCIAX)
C Class (BCIYX)
California Tax-Free Money Market Fund
Investor Class (BCTXX)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit americancentury.com/docs.

Schedule of Investments - California High-Yield Municipal Fund

AUGUST 31, 2025

	Principal Amount/Shares	Value
MUNICIPAL SECURITIES — 98.8%
California — 97.6%
Alameda Community Facilities District Special Tax, (City of Alameda CA Community Facilities District No. 22-1), 5.00%, 9/1/48	$750,000	$737,409
Alameda Community Facilities District Special Tax, (City of Alameda CA Community Facilities District No. 22-1), 5.00%, 9/1/53	1,175,000	1,142,466
Alameda Corridor Transportation Authority Rev., Capital Appreciation, VRN, 0.00%, 10/1/52 (AG)	12,000,000	6,672,137
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	2,700,000	2,733,147
Alameda County Fire Department GO, 5.25%, 6/1/55	2,500,000	2,632,346
Antelope Valley Healthcare District Rev., (Antelope Valley Healthcare District Obligated Group), 5.00%, 3/1/46	5,000,000	4,358,429
Bay Area Toll Authority Rev., 5.00%, 4/1/26	1,000,000	1,016,578
Bay Area Toll Authority Rev., 4.00%, 4/1/38	2,080,000	2,082,012
Bay Area Toll Authority Rev., 4.125%, 4/1/54	3,750,000	3,307,288
Bay Area Toll Authority Rev., VRDN, 3.30%, 9/2/25 (LOC: TD Bank N.A.)	5,390,000	5,390,000
Beaumont Special Tax, (City of Beaumont CA Community Facilities District No 93-1 Area No. 8C), 5.00%, 9/1/43	1,605,000	1,612,173
Beaumont Special Tax, (City of Beaumont CA Community Facilities District No. 93-1 Improvement Area 8F), 4.00%, 9/1/40	1,250,000	1,146,680
Beaumont Special Tax, (City of Beaumont CA Community Facilities District No. 93-1 Improvement Area 8F), 4.00%, 9/1/45	1,510,000	1,293,186
Beaumont Special Tax, (City of Beaumont CA Community Facilities District No. 93-1 Improvement Area 8F), 4.00%, 9/1/50	1,500,000	1,236,459
California Community Choice Financing Authority Rev., VRN, 5.00%, 12/1/53 (GA: Goldman Sachs Group, Inc.)	3,000,000	3,160,570
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/54 (GA: Morgan Stanley)	2,600,000	2,765,709
California Community Choice Financing Authority Rev., VRN, 5.00%, 5/1/54 (GA: Morgan Stanley)	7,475,000	7,987,562
California Community Choice Financing Authority Rev., VRN, 5.50%, 10/1/54 (GA: National Bank of Canada)	2,320,000	2,493,200
California Community Choice Financing Authority Rev., VRN, 5.25%, 11/1/54 (GA: Goldman Sachs Group, Inc.)	10,000,000	10,709,146
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/55 (GA: Royal Bank of Canada)	5,005,000	5,391,624
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/55 (GA: Pacific Life Insurance Co.)	8,670,000	9,330,572
California Community Choice Financing Authority Rev., VRN, 5.00%, 8/1/55 (GA: American General Life)	2,500,000	2,657,516
California Community Choice Financing Authority Rev., VRN, 5.00%, 1/1/56 (GA: New York Life Insurance Co.)	5,445,000	5,922,747
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	3,200,000	3,249,141
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/48	4,500,000	4,552,560
California Community Housing Agency Rev., (California Community Housing Agency Fountains at Emerald Park), 4.00%, 8/1/46(1)	3,060,000	2,486,630
California Community Housing Agency Rev., (California Community Housing Agency Verdant at Green Valley Apartments), 5.00%, 8/1/49(1)	2,640,000	2,313,523
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(2)	22,520,000	5,013,166
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/49	750,000	617,345
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.00%, 6/1/49	1,730,000	1,671,336
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), Capital Appreciation, 0.00%, 6/1/55(2)	5,020,000	882,555
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/44	1,275,000	1,335,106
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/45	1,150,000	1,198,905
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/55	4,000,000	4,085,663
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/55	4,000,000	4,045,610
California Enterprise Development Authority Rev., (Academy For Academic Excellence CA), 5.00%, 7/1/40(1)	500,000	479,317
California Enterprise Development Authority Rev., (Academy For Academic Excellence CA), 5.00%, 7/1/50(1)	500,000	443,513
California Enterprise Development Authority Rev., (Academy For Academic Excellence CA), 5.00%, 7/1/55(1)	350,000	305,200
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/49	2,800,000	2,844,137
California Enterprise Development Authority Rev., (Castilleja School Foundation), 4.00%, 6/1/54	2,500,000	2,110,866
California Enterprise Development Authority Rev., (Provident Group-Pomona Properties LLC), 5.00%, 1/15/45	1,000,000	989,000
California Enterprise Development Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/44(1)	1,315,000	1,225,319

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
California Enterprise Development Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/54(1)	$2,500,000	$2,225,809
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 4.00%, 8/15/48	5,000,000	4,412,252
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/30, Prerefunded at 100% of Par(3)	330,000	353,543
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/49	9,380,000	7,894,223
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/54	4,750,000	4,726,397
California Health Facilities Financing Authority Rev., (Scripps Health Obligated Group), 5.00%, 11/15/43	5,000,000	5,220,597
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 8/15/35	4,950,000	5,840,139
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.25%, 8/15/54	5,000,000	5,208,634
California Housing Finance Agency Rev., 4.25%, 1/15/35	3,006,376	3,070,680
California Housing Finance Agency Rev., 3.50%, 11/20/35	14,922,236	14,082,178
California Housing Finance Agency Rev., (AH Housing Preservation LP), 4.10%, 9/1/40 (FNMA)	10,000,000	9,601,662
California Housing Finance Agency Rev., (SV Housing Preservation LP), 4.10%, 7/1/40 (FHLMC)	3,330,000	3,210,562
California Infrastructure & Economic Development Bank Rev., 4.00%, 10/1/42	15,165,000	14,801,609
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 4.00%, 5/1/51	4,000,000	3,372,145
California Infrastructure & Economic Development Bank Rev., (Desertxpress Enterprises LLC), VRN, 9.50%, 1/1/65(1)	12,000,000	11,034,461
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/46	1,500,000	1,257,682
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/49	1,500,000	1,450,871
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/51	1,600,000	1,290,582
California Infrastructure & Economic Development Bank Rev., (University of California), 5.00%, 5/15/50	5,000,000	5,090,862
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AG)	2,335,000	2,340,657
California Municipal Finance Authority Rev., 4.00%, 12/1/43	1,000,000	891,538
California Municipal Finance Authority Rev., (Ascent 613), 5.375%, 1/1/55(1)	1,800,000	1,635,574
California Municipal Finance Authority Rev., (Bowles Hall Foundation), 5.00%, 6/1/50	1,750,000	1,679,574
California Municipal Finance Authority Rev., (California Baptist University), 5.375%, 11/1/45(1)	775,000	767,958
California Municipal Finance Authority Rev., (California Baptist University), 5.50%, 11/1/45(1)	4,000,000	3,876,942
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/46(1)	8,325,000	7,610,305
California Municipal Finance Authority Rev., (California Baptist University), 5.625%, 11/1/54(1)	500,000	493,867
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 4.00%, 8/15/44	1,000,000	872,697
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/54	1,800,000	1,757,055
California Municipal Finance Authority Rev., (Catalyst Impact Fund 1 LLC), 6.00%, 1/1/39(1)	4,000,000	4,035,875
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,145,008
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/51 (BAM-TCRS)	5,505,000	5,261,951
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/51	6,700,000	6,270,689
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/41 (BAM)	1,000,000	934,020
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/49(1)	2,145,000	1,865,621
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/54(1)	1,875,000	1,591,131
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/50	6,535,000	5,111,787
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/54(1)	2,590,000	2,306,466
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.75%, 12/1/55	1,000,000	971,995
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 4.00%, 2/1/51	2,000,000	1,629,873
California Municipal Finance Authority Rev., (Congregational Homes, Inc. Obligated Group), 5.00%, 11/15/49	4,750,000	4,389,192
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/26(1)	195,000	195,185
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/36(1)	1,400,000	1,302,825
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(1)	5,300,000	4,521,722
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/42	5,250,000	5,157,743
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/44	5,245,000	5,134,450
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/29(1)	1,415,000	1,448,477

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/39(1)	$3,535,000	$3,294,988
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/49(1)	4,450,000	3,805,068
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 5.25%, 10/1/44	1,000,000	1,017,010
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 5.25%, 10/1/45	1,120,000	1,135,844
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/49	6,250,000	5,028,107
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/54	2,250,000	2,233,155
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/40(1)	1,515,000	1,385,766
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/52(1)	2,075,000	1,735,671
California Municipal Finance Authority Rev., (Palmdale Aerospace Academy, Inc.), 5.00%, 7/1/49(1)	5,100,000	4,430,625
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/44	1,165,000	1,141,875
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/49	1,300,000	1,229,437
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/54	1,540,000	1,432,764
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/48(1)	2,265,000	2,065,495
California Municipal Finance Authority Rev., (Samuel Merritt University), 5.25%, 6/1/53	4,000,000	4,104,195
California Municipal Finance Authority Rev., (San Jose South 1st Street Associates LP), 5.00%, 12/1/44	5,000,000	5,035,758
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.375%, 7/1/45(1)	1,400,000	1,278,000
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church CA), 4.65%, 5/1/30	1,045,000	1,072,461
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church CA), 5.00%, 5/1/34(1)	275,000	282,066
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church CA), 5.50%, 5/1/44(1)	350,000	342,618
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church CA), 5.75%, 5/1/54(1)	1,095,000	1,061,161
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church CA), 5.875%, 5/1/59(1)	1,100,000	1,077,006
California Municipal Finance Authority Rev., (View at San Bruno LP), VRN, 5.00%, 6/1/56	1,875,000	1,990,185
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/48(1)	8,450,000	6,072,652
California Municipal Finance Authority Rev., (Witmer Manor Community Partners LP), 4.875%, 11/1/43 (FNMA)(HUD)	1,450,000	1,477,196
California Municipal Finance Authority Rev., VRN, 3.54%, 2/20/41	2,977,484	2,620,052
California Municipal Finance Authority Special Tax, 5.00%, 9/1/39	1,290,000	1,320,450
California Municipal Finance Authority Special Tax, 5.00%, 9/1/44	2,140,000	2,118,925
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2020B), 4.00%, 9/1/43	1,000,000	869,531
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2020B), 4.00%, 9/1/50	1,500,000	1,229,247
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2023B), 5.75%, 9/1/53	1,850,000	1,895,387
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2024A), 5.125%, 9/1/54	1,000,000	962,847
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs Dist No. 2022-6 Impt Area No. 2), 5.00%, 9/1/40(4)	525,000	518,013
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs Dist No. 2022-6 Impt Area No. 2), 5.25%, 9/1/45(4)	500,000	496,961
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs Dist No. 2022-6 Impt Area No. 2), 5.375%, 9/1/50(4)	925,000	925,113
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs Dist No. 2022-6 Impt Area No. 2), 5.375%, 9/1/55(4)	1,500,000	1,490,023
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2021-6 Area No. 2), 6.00%, 9/1/52	1,700,000	1,762,007
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2022-6 Area No. 1), 5.00%, 9/1/49	1,250,000	1,227,711
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2022-6 Area No. 1), 5.00%, 9/1/54	2,750,000	2,582,307
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-11 Area A), 5.00%, 9/1/54	800,000	754,558
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-11 Area A), 5.125%, 9/1/59	1,250,000	1,200,507
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-5 Area 2), 4.125%, 9/1/34	500,000	493,595
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-5 Area 2), 5.00%, 9/1/39	750,000	758,910

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-5 Area 2), 5.00%, 9/1/44	$1,210,000	$1,195,181
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Community Facilities District No. 2021-13), 5.00%, 9/1/47	2,000,000	1,974,273
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Community Facilities District No. 2021-13), 5.00%, 9/1/50	1,000,000	963,664
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Community Facilities District No. 2021-13), 5.00%, 9/1/55	1,250,000	1,181,452
California Municipal Finance Authority Special Tax, (City of Chula Vista Community Facilities District No. 2021-11), 5.00%, 9/1/57	5,000,000	4,807,292
California Municipal Finance Authority Special Tax, (City of Hesperia CA Community Facilities District No. 2023-11 Area No. 1), 5.125%, 9/1/50	765,000	737,034
California Municipal Finance Authority Special Tax, (City of Hesperia CA Community Facilities District No. 2023-11 Area No. 1), 5.125%, 9/1/55	1,000,000	952,258
California Pollution Control Financing Authority Rev., (Channelside Water Resources LP), 5.00%, 11/21/45(1)	2,500,000	2,477,069
California Public Finance Authority Rev., (Crossroads Christian Schools Obligated Group), 5.00%, 1/1/56(1)	4,000,000	3,227,077
California Public Finance Authority Rev., (Hazelden Betty Ford Foundation), 5.00%, 11/1/54	2,000,000	1,896,718
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 3.125%, 5/15/29(1)	550,000	541,787
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/36(1)	1,160,000	1,128,241
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/46(1)	1,545,000	1,345,047
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/51(1)	1,150,000	971,096
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/56(1)	1,260,000	1,043,338
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/38	3,460,000	3,636,913
California School Finance Authority Rev., 5.00%, 6/1/37(1)	475,000	463,780
California School Finance Authority Rev., 5.00%, 6/1/47(1)	875,000	763,876
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/31(1)	4,000,000	4,043,755
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/45(1)	5,000,000	4,907,462
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/49(1)	1,000,000	972,780
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/45(1)	1,100,000	1,005,365
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/51(1)	1,300,000	1,010,429
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/61(1)	4,000,000	3,513,468
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 2.00%, 6/1/27(1)	140,000	135,705
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/37(1)	1,800,000	1,748,277
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/39(1)	1,085,000	966,646
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/47(1)	3,130,000	2,760,010
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/51(1)	1,730,000	1,339,033
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/61(1)	2,220,000	1,627,987
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.00%, 6/1/26(1)(5)(6)	970,000	582,000
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.50%, 6/1/31(1)(5)(6)	1,500,000	900,000
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.75%, 6/1/36(1)(5)(6)	1,500,000	900,000
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/30(1)	805,000	815,160
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/37(1)	430,000	413,289
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/48(1)	2,100,000	1,804,179
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/56(1)	2,000,000	1,657,760
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/64(1)	2,040,000	1,838,014
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/38(1)	1,130,000	1,138,658
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.375%, 8/1/42(1)	500,000	508,489
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/45(1)	3,500,000	3,334,617
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/48(1)	3,630,000	3,433,363
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.75%, 8/1/52(1)	1,650,000	1,683,076
California School Finance Authority Rev., (Kepler Education, Inc.), 5.75%, 5/1/37 (ST INTERCEPT)(1)	1,050,000	1,051,251
California School Finance Authority Rev., (Kepler Education, Inc.), 5.875%, 5/1/47 (ST INTERCEPT)(1)	2,425,000	2,305,459

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/37(1)	$1,180,000	$1,192,334
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/45(1)	1,650,000	1,577,981
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/49(1)	2,000,000	1,890,749
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/33(1)	1,025,000	1,031,322
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/43(1)	1,075,000	994,520
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/55(1)	1,000,000	854,927
California School Finance Authority Rev., (Lighthouse Community Public Schools Obligated Group), 6.375%, 6/1/52(1)	1,225,000	1,246,838
California School Finance Authority Rev., (Lighthouse Community Public Schools Obligated Group), 6.50%, 6/1/62(1)	2,125,000	2,164,209
California School Finance Authority Rev., (Orange County Educational Arts Academy), 5.625%, 6/1/43(1)	560,000	544,101
California School Finance Authority Rev., (Orange County Educational Arts Academy), 5.875%, 6/1/53(1)	700,000	672,119
California School Finance Authority Rev., (Partnerships to Uplift Communities Series 2023 Obligated Group), 5.50%, 8/1/43(1)	550,000	543,780
California School Finance Authority Rev., (Partnerships to Uplift Communities Series 2023 Obligated Group), 5.50%, 8/1/47(1)	505,000	488,461
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/49(1)	5,250,000	4,605,123
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/50(1)	2,740,000	2,383,300
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/59(1)	3,915,000	3,301,601
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(1)	120,000	120,066
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/31(1)	870,000	870,470
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/36(1)	1,000,000	997,339
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/37(1)	360,000	352,730
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/46(1)	2,100,000	1,874,883
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/53(1)	2,265,000	1,953,416
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/27, Prerefunded at 100% of Par(1)(3)	525,000	546,982
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/27, Prerefunded at 100% of Par(1)(3)	995,000	1,036,662
California School Finance Authority Rev., (TEACH, Inc. Series 2019 Obligated Group), 5.00%, 6/1/58(1)	3,600,000	3,072,651
California School Finance Authority Rev., (Value Schools), 5.00%, 7/1/40 (ST INTERCEPT)(1)	545,000	542,238
California School Finance Authority Rev., (Value Schools), 5.25%, 7/1/48 (ST INTERCEPT)(1)	700,000	684,008
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/34	1,400,000	1,436,586
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/39	1,640,000	1,637,350
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/48	1,000,000	923,626
California State University Rev., 5.50%, 11/1/49	6,025,000	6,458,932
California Statewide Communities Development Authority Rev., 5.00%, 10/1/32(1)	5,000,000	5,597,173
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/35	1,785,000	1,790,462
California Statewide Communities Development Authority Rev., (California Baptist University), 3.50%, 11/1/27(1)	1,620,000	1,609,568
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/32(1)	3,090,000	3,140,352
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,250,000	1,266,019
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/45 (BAM-TCRS)	2,000,000	1,801,673
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/45	4,000,000	3,529,714
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.25%, 8/15/52 (AG)	500,000	505,269
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/39	1,405,000	1,302,136
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/40	2,615,000	2,397,780
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/46(1)	3,500,000	3,199,034
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/51(1)	1,450,000	1,290,321
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(1)	2,000,000	2,022,763
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/29(1)	3,155,000	3,196,781

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	$1,000,000	$1,002,246
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(1)	1,700,000	1,653,081
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(1)	9,900,000	9,102,246
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/54	4,605,000	4,455,483
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/56(1)	14,750,000	13,465,899
California Statewide Communities Development Authority Rev., (Redlands Community Hospital Obligated Group), 4.00%, 10/1/41	6,500,000	5,878,136
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/43	7,500,000	7,586,077
California Statewide Communities Development Authority Special Assessment, (City of San Diego CA Assessment District No. 18-01), 5.00%, 9/2/39	1,300,000	1,328,028
California Statewide Communities Development Authority Special Assessment, (City of San Diego CA Assessment District No. 18-01), 4.00%, 9/2/44	900,000	779,313
California Statewide Communities Development Authority Special Assessment, (County of Contra Costa CA Assessment District No. 14-01), 5.00%, 9/2/35	1,920,000	1,921,220
California Statewide Communities Development Authority Special Tax, (California Statewide Cmntys Dev Authority Cmnty Facs Dist No. 2015-01 Area No. 2), 5.00%, 9/1/47	1,650,000	1,622,349
California Statewide Communities Development Authority Special Tax, (California Statewide Cmntys Dev Authority Cmnty Facs Dist No. 2015-01 Area No. 3), 5.50%, 9/1/42	1,000,000	1,029,817
California Statewide Communities Development Authority Special Tax, (California Statewide Cmntys Dev Authority Cmnty Facs Dist No. 2015-01 Area No. 3), 5.625%, 9/1/52	3,000,000	3,076,143
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Auth Cmnty Facs Dist 2020-2 Impt Area 4), 4.00%, 9/1/34	250,000	245,034
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Auth Cmnty Facs Dist 2020-2 Impt Area 4), 5.00%, 9/1/45	1,800,000	1,777,712
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Auth Cmnty Facs Dist 2020-2 Impt Area 4), 5.00%, 9/1/55	2,380,000	2,301,090
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Auth Cmnty Facs Dist 2022-7 Impt Area 2), 5.00%, 9/1/49	1,500,000	1,475,286
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Auth Cmnty Facs Dist 2022-7 Impt Area 2), 5.00%, 9/1/54	2,000,000	1,952,302
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Auth Cmnty Facs Dist No. 2020-2 Impt Area 3), 5.00%, 9/1/49	375,000	368,313
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Auth Cmnty Facs Dist No. 2020-2 Impt Area 3), 5.00%, 9/1/54	550,000	537,692
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Authority Cmnty Facs Dist No. 2022-10), 5.50%, 9/1/53	1,700,000	1,732,062
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2007), 5.00%, 9/1/37	1,505,000	1,505,788
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016), 5.00%, 9/1/39	1,000,000	1,010,977
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016), 5.00%, 9/1/49	2,095,000	2,026,767
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016), 5.50%, 9/1/52	4,240,000	4,311,873
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2017), 5.00%, 9/1/48	7,330,000	7,216,672
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018), 5.00%, 9/1/39	1,415,000	1,433,618
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018), 5.00%, 9/1/48	1,750,000	1,736,973
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018), 4.00%, 9/1/50	1,200,000	973,412
California Statewide Financing Authority Rev., Capital Appreciation, 0.00%, 6/1/46(2)	20,000,000	4,750,466
Calimesa Special Tax, (City of Calimesa CA Community Facilities District No. 2018-1 Area No. 1), 4.00%, 9/1/45	865,000	753,515
Central Valley Energy Authority Rev., VRN, 5.00%, 12/1/55 (GA: Pacific Life Insurance Co.)	5,000,000	5,374,491

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
Chabot-Las Positas Community College District GO, 5.25%, 8/1/48	$4,350,000	$4,531,186
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 5.00%, 9/1/49	680,000	658,755
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 5.00%, 9/1/54	740,000	709,474
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 7), 5.00%, 9/1/43	3,160,000	3,168,883
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 7), 4.00%, 9/1/45	1,325,000	1,143,686
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 7), 5.00%, 9/1/48	2,500,000	2,484,752
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 7), 4.00%, 9/1/50	2,500,000	2,069,846
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 9), 5.375%, 9/1/47	1,615,000	1,644,860
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 9), 5.375%, 9/1/52	2,000,000	2,022,903
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2019-1), 4.00%, 9/1/51	1,000,000	829,182
Chula Vista Community Facilities District Special Tax, (City of Chula Vista CA Community Facilities District No. 06-1 Area No. 1), 5.00%, 9/1/48	895,000	881,162
Citrus Community College District GO, 5.00%, 8/1/44	3,590,000	3,787,534
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, (City & County of San Francisco Community Facilities District No. 2016-1 Area 1), 4.00%, 9/1/35	300,000	292,206
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, (City & County of San Francisco Community Facilities District No. 2016-1 Area 1), 4.00%, 9/1/42	600,000	517,571
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, (City & County of San Francisco Community Facilities District No. 2016-1 Area 1), 4.00%, 9/1/50	1,450,000	1,149,263
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, (City & County of San Francisco Community Facilities District No. 2016-1 Area 1), 4.00%, 9/1/51	2,500,000	1,956,666
City & County of San Francisco Special Tax District No. Special Tax, (City & County of San Francisco CA Dist No. 2020-1 Office Special Tax), 5.75%, 9/1/53(1)	1,800,000	1,844,160
City & County of San Francisco Special Tax District No. Special Tax, (City & County of San Francisco CA Dist No. 2020-1 Shoreline Tax Zone 1), 5.75%, 9/1/53(1)	1,500,000	1,536,800
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/52(1)	1,500,000	1,360,431
Clovis Unified School District GO, 4.00%, 8/1/48	4,000,000	3,519,360
Corona Community Facilities District Special Tax, (City of Corona CA Community Facilities District No 2018-1 Improvement Area No. 2), 5.00%, 9/1/49	1,600,000	1,577,988
Corona Community Facilities District Special Tax, (City of Corona CA Community Facilities District No 2018-1 Improvement Area No. 2), 5.00%, 9/1/54	1,600,000	1,568,918
Corona-Norco Unified School District Special Tax, (Corona-Norco Unified School District Community Facilities District No. 05-1), 4.00%, 9/1/45	2,000,000	1,715,068
Corona-Norco Unified School District Special Tax, (Corona-Norco Unified School District Community Facilities District No. 16-1), 5.00%, 9/1/43	2,430,000	2,433,479
County of Sacramento Rev., (Einstein Preservation LP), Series 2024-01FN, 4.125%, 5/1/40 (FNMA)	1,240,000	1,158,668
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim), 3.25%, 4/1/57(1)	9,635,000	6,622,350
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(1)	3,000,000	2,121,950
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Altana Apartments), 4.00%, 10/1/56(1)	13,000,000	9,456,629
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Dublin), 4.00%, 2/1/57(1)	4,000,000	2,870,307
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Escondido Portfolio), 4.00%, 12/1/59(1)	12,000,000	6,150,106
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Oceanaire Apartments), 4.00%, 9/1/56(1)	3,000,000	2,114,823
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 3.00%, 3/1/57(1)	9,000,000	5,698,014

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 4.00%, 3/1/57(1)	$3,235,000	$2,234,688
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Parallel-Anaheim), 4.00%, 8/1/56(1)	4,820,000	4,085,380
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Pasadena Portfolio), 2.65%, 12/1/46(1)	1,415,000	1,131,602
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Renaissance at City Center), 5.00%, 7/1/51(1)	11,610,000	10,383,809
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Waterscape Apartments), 4.00%, 9/1/46(1)	1,925,000	1,516,121
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 3.125%, 6/1/57(1)	5,385,000	3,064,091
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 4.00%, 6/1/57(1)	2,500,000	743,961
Desert Sands Unified School District GO, 4.00%, 8/1/50	7,000,000	6,116,476
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 1), 4.00%, 9/1/45	1,000,000	857,534
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/46	300,000	299,391
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/48	1,400,000	1,352,651
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/53	1,600,000	1,537,446
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/54	1,000,000	970,299
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 4), 5.50%, 9/1/47	2,630,000	2,697,799
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 4), 5.50%, 9/1/51	3,040,000	3,095,336
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 5), 5.375%, 9/1/51	1,250,000	1,262,951
Dublin Community Facilities District Improvement Area No. 1 Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 1), 5.00%, 9/1/37	1,150,000	1,167,877
Dublin Community Facilities District Improvement Area No. 1 Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 1), 5.00%, 9/1/47	2,840,000	2,825,772
Dublin Community Facilities District Improvement Area No. 1 Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 2), 5.00%, 9/1/44	2,200,000	2,206,992
East Garrison Public Finance Authority Special Tax, (East Garrison Public Finance Authority East Garrison Cmnty Facs Dist No. 2006-1), 5.00%, 9/1/46	1,150,000	1,127,189
Eastern Municipal Water District Special Tax, (Eastern Municipal Water District Community Facilities District No. 2018-80), 5.00%, 9/1/50	500,000	486,575
Eastern Municipal Water District Special Tax, (Eastern Municipal Water District Community Facilities District No. 2018-80), 5.00%, 9/1/54	565,000	545,758
El Camino Community College District Fountation GO, 4.00%, 8/1/43	440,000	414,308
El Dorado County Special Tax, (County of El Dorado CA Community Facilities District No. 2014-1), 4.00%, 9/1/46	2,350,000	1,996,054
El Dorado County Special Tax, (County of El Dorado CA Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/49	2,920,000	2,844,346
El Rancho Unified School District GO, 5.75%, 8/1/48 (BAM)	625,000	687,730
El Rancho Unified School District GO, Capital Appreciation, 0.00%, 8/1/28(2)	1,335,000	1,237,730
Escondido Special Tax, (City of Escondido CA Community Facilities District No. 2020-2), 5.00%, 9/1/52	2,700,000	2,600,221
Fairfield Community Facilities District Special Tax, (City of Fairfield CA Community Facilities District No. 2019-1 Area No. 1), 5.00%, 9/1/50	3,250,000	3,171,624
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 18), 5.00%, 9/1/44	1,065,000	1,055,792
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 18), 5.00%, 9/1/49	1,250,000	1,222,648
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 19), 5.00%, 9/1/44	2,285,000	2,219,135
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 19), 5.00%, 9/1/47	4,325,000	4,320,454

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 20), 5.00%, 9/1/33	$530,000	$546,368
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 20), 5.00%, 9/1/38	845,000	859,839
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 20), 5.00%, 9/1/42	1,680,000	1,696,796
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 20), 5.125%, 9/1/47	1,250,000	1,257,082
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 20), 5.125%, 9/1/52	1,300,000	1,299,423
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 23 Area No 1), 4.00%, 9/1/40	1,245,000	1,148,381
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 23 Area No 1), 4.00%, 9/1/50	2,285,000	1,908,591
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 23 Improvement Area No. 4), 5.00%, 9/1/44	1,000,000	986,556
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 109), 5.00%, 9/1/49	1,000,000	980,816
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 109), 5.00%, 9/1/54	1,400,000	1,356,382
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 31), 5.00%, 9/1/35	1,365,000	1,407,756
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46 (BAM-TCRS)	7,250,000	6,682,337
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(2)	6,000,000	2,755,850
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 6.85%, 1/15/42	2,200,000	2,474,150
Fort Bragg Unified School District GO, 5.50%, 8/1/52	1,450,000	1,501,099
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/45	2,000,000	1,945,911
Fresno Unified School District GO, 4.00%, 8/1/52	2,500,000	2,118,887
Fresno Unified School District GO, 4.00%, 8/1/55	4,500,000	3,779,929
Glendale Electric Rev., 5.00%, 2/1/54	3,000,000	3,022,528
Glendale Electric Rev., (City of Glendale Electric), 5.00%, 2/1/49	2,000,000	2,023,192
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/51	4,000,000	3,821,329
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(2)	48,750,000	4,541,896
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(1)	1,000,000	897,671
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(1)	7,135,000	5,952,537
Hastings Campus Housing Finance Authority Rev., Capital Appreciation, VRN, 0.00%, 7/1/61(1)	14,365,000	6,174,261
Independent Cities Finance Authority Rev., (City of Compton CA Sales Tax), 4.00%, 6/1/51 (AG)(1)	3,400,000	2,978,917
Independent Cities Finance Authority Rev., (Millennium Housing LLC CA), 5.00%, 9/15/50	2,000,000	1,951,692
Independent Cities Finance Authority Rev., (Palomar Estates East), 5.00%, 9/15/36	1,000,000	1,000,393
Independent Cities Finance Authority Rev., (Palomar Estates West), 5.00%, 9/15/36	1,500,000	1,500,590
Indio Electric Financing Authority Rev., (Imperial Irrigation District Electric System), 5.25%, 1/1/53	3,000,000	3,117,814
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,110,000	1,118,410
Irvine Special Tax, (City of Irvine CA Community Facilities District No 2013-3 Area No. 1), Capital Appreciation, 0.00%, 9/1/52 (BAM)(2)	1,400,000	331,512
Irvine Special Tax, (City of Irvine CA Community Facilities District No 2013-3 Area No. 1), Capital Appreciation, 0.00%, 9/1/53 (BAM)(2)	1,000,000	223,829
Irvine Special Tax, (City of Irvine CA Community Facilities District No. 2013-3 Improvement Area No. 8), 5.00%, 9/1/48	2,500,000	2,451,411
Irvine Facilities Financing Authority Rev., (City of Irvine CA), 4.25%, 5/1/53	5,000,000	4,413,020
Jurupa Unified School District Special Tax, (Jurupa Unified School District Community Facilities District No. 11 Area B), 4.00%, 9/1/47	1,000,000	846,400
Jurupa Unified School District Special Tax, (Jurupa Unified School District Community Facilities District No. 6 Zone 2), 5.00%, 9/1/38	1,000,000	1,018,968
Jurupa Unified School District Special Tax, (Jurupa Unified School District Community Facilities District No. 6 Zone 2), 5.00%, 9/1/43	1,255,000	1,259,915
Kentfield School District GO, 5.00%, 8/1/42	1,075,000	1,148,259
La Canada Unified School District GO, 6.00%, 8/1/50	3,400,000	3,774,528
Lake Elsinore Special Tax, (City of Lake Elsinore CA Community Facilities District No. 2016-2), 5.00%, 9/1/43	2,470,000	2,476,261
Lake Elsinore Unified School District Community Facilities District Special Tax, (Lake Elsinore Unified School District Community Facilities District No. 2013-1), 4.00%, 9/1/42	600,000	538,203

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
Lake Elsinore Unified School District Community Facilities District Special Tax, (Lake Elsinore Unified School District Community Facilities District No. 2013-1), 4.00%, 9/1/47	$900,000	$773,420
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2024-1), 5.125%, 9/1/50	2,000,000	1,961,866
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2024-1), 5.25%, 9/1/55	3,000,000	2,968,718
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/30	1,300,000	1,346,185
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/32	1,510,000	1,553,766
Lee Lake Water District Financing Corp. Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Area No. 1), 5.00%, 9/1/43	4,730,000	4,743,296
Lee Lake Water District Financing Corp. Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Area No. 2), 4.00%, 9/1/46	1,040,000	889,312
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co., Inc.)	1,150,000	1,268,647
Long Beach Marina System Rev., 5.00%, 5/15/36	2,410,000	2,673,745
Long Beach Marina System Rev., 5.00%, 5/15/37	2,505,000	2,747,433
Long Beach Marina System Rev., 5.00%, 5/15/38	2,780,000	3,009,355
Long Beach Marina System Rev., 5.00%, 5/15/39	1,110,000	1,189,127
Long Beach Unified School District GO, 4.00%, 8/1/45 (BAM-TCRS)	3,000,000	2,642,366
Los Angeles Community Facilities District Special Tax, (City of Los Angeles CA Community Facilities District No. 11), 4.00%, 9/1/46	1,500,000	1,257,136
Los Angeles County Community Facilities District No. 2021-01 Special Tax, (County of Los Angeles CA Community Facilities District No. 2021-01 Area No.1), 5.00%, 9/1/52	1,000,000	982,864
Los Angeles County Community Facilities District No. 2021-01 Special Tax, (County of Los Angeles CA Community Facilities District No. 2021-01 Area No.2), 5.00%, 9/1/49	2,525,000	2,462,963
Los Angeles County Public Works Financing Authority Rev., (County of Los Angeles CA), 5.50%, 12/1/49	2,350,000	2,496,745
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	3,000,000	3,132,377
Los Angeles Department of Water & Power Water System Rev., 5.00%, 1/1/30(4)	1,880,000	2,027,308
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/42	2,000,000	2,064,742
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/43	1,000,000	1,025,926
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/44	1,000,000	1,019,862
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/51	2,500,000	2,501,396
Los Angeles Department of Water & Power Water System Rev., VRDN, 3.25%, 9/2/25 (SBBPA: Barclays Bank PLC)	590,000	590,000
Los Angeles Department of Water & Power Water System Rev., VRDN, 3.30%, 9/2/25 (SBBPA: TD Bank N.A.)	13,550,000	13,550,000
Los Angeles Housing Authority Rev., 3.75%, 4/1/34 (FNMA)	2,000,000	1,967,588
Los Angeles Unified School District GO, 5.00%, 7/1/34	1,750,000	2,055,928
Los Angeles Unified School District GO, 5.00%, 7/1/49	4,000,000	4,102,845
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	260,000	260,000
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	115,000	117,074
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/27	100,000	103,114
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	103,106
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	340,000	348,319
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	250,000	251,807
Menifee Special Tax, (City of Menifee CA Community Facilities District No. 2023-1), 5.00%, 9/1/39	820,000	830,339
Menifee Special Tax, (City of Menifee CA Community Facilities District No. 2023-1), 5.00%, 9/1/44	1,000,000	992,559
Menifee Union School District GO, Capital Appreciation, 0.00%, 8/1/44(2)	1,750,000	675,685
Menifee Union School District GO, Capital Appreciation, 0.00%, 8/1/45(2)	1,200,000	435,968
Menifee Union School District Special Tax, (Menifee Union School District Community Facilities District No. 2011-1 Area No. 4), 5.00%, 9/1/44	2,245,000	2,249,714
Menifee Union School District Special Tax, (Menifee Union School District Community Facilities District No. 2011-1 Area No. 7), 5.25%, 9/1/52	2,000,000	2,007,220
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/34	1,175,000	1,225,797
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/35	1,030,000	1,068,929
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/36	2,350,000	2,424,272
Midpeninsula Regional Open Space District Field Employees Corp. GO, 4.00%, 3/1/54	1,140,000	984,617

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
Monterey Peninsula Community College District GO, 4.00%, 8/1/51	$3,350,000	$2,915,222
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2022-1), 5.125%, 9/1/50	800,000	778,244
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2022-1), 5.125%, 9/1/55	1,345,000	1,292,293
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Improvement Area 1), 4.25%, 9/1/35	400,000	393,195
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Improvement Area 1), 5.00%, 9/1/40	500,000	501,499
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Improvement Area 1), 5.00%, 9/1/45	1,000,000	962,151
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Improvement Area 1), 5.00%, 9/1/50	2,125,000	2,022,278
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Improvement Area 1), 5.00%, 9/1/55	2,000,000	1,884,651
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Impt Area 6), 5.125%, 9/1/45	300,000	293,593
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Impt Area 6), 5.25%, 9/1/50	400,000	393,816
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Impt Area 6), 5.25%, 9/1/55	600,000	584,101
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Impt Area 7), 5.125%, 9/1/45	250,000	244,661
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Impt Area 7), 5.25%, 9/1/50	500,000	492,270
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Impt Area 7), 5.25%, 9/1/55	600,000	584,101
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,700,000	2,032,531
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	4,000,000	4,754,530
Murrieta Community Facilities District Special Tax, (City of Murrieta CA Community Facilities District No. 2005-5 Improvement Area A), 5.00%, 9/1/42	655,000	657,343
Murrieta Community Facilities District Special Tax, (City of Murrieta CA Community Facilities District No. 2005-5 Improvement Area A), 5.00%, 9/1/46	825,000	824,387
New Hampshire Business Finance Authority Rev., VRN, 3.93%, 7/20/39	13,401,640	12,448,712
North Lake Tahoe Public Financing Authority Rev., (County of Placer CA), 5.50%, 12/1/47	4,425,000	4,696,321
Northern California Energy Authority Rev., VRN, 5.00%, 12/1/54 (GA: Pacific Life Insurance Co.)	5,000,000	5,334,305
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/34 (AG)(2)	1,325,000	900,054
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/36 (AG)(2)	2,885,000	1,728,073
Norwalk-La Mirada Unified School District GO, 5.00%, 8/1/51	1,750,000	1,802,193
Ojai Unified School District GO, 5.50%, 8/1/53 (AG)	1,750,000	1,837,012
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 35), 5.00%, 9/1/49	500,000	491,084
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 35), 5.00%, 9/1/54	1,000,000	970,299
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 56), 5.50%, 9/1/48	1,250,000	1,289,528
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 56), 5.75%, 9/1/54	2,210,000	2,299,042
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 57), 4.25%, 9/1/37	415,000	407,328
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 57), 4.625%, 9/1/42	650,000	621,598
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 57), 4.75%, 9/1/47	840,000	788,929
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 57), 4.75%, 9/1/52	825,000	759,377
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/26	390,000	399,315
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/42	1,000,000	1,002,635
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/47	500,000	494,872
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/42	1,395,000	1,209,041
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/48	2,000,000	1,639,426
Ontario Community Facilities District No. 31 Special Tax, 5.00%, 9/1/42	1,050,000	1,051,382
Ontario Community Facilities District No. 34 Special Tax, 4.00%, 9/1/48	1,000,000	823,158
Ontario Community Facilities District No. 43 Special Tax, 4.00%, 9/1/50	1,000,000	826,725
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/44	3,485,000	3,421,536

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/49	$2,500,000	$2,418,577
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/41	6,545,000	6,563,899
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/46	3,000,000	3,001,143
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2017-1 Area No.1), 5.00%, 8/15/42	2,500,000	2,499,942
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/47	3,300,000	3,296,453
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/52	1,000,000	988,619
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.50%, 8/15/53	2,200,000	2,235,518
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.75%, 8/15/53	1,085,000	1,120,679
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	2,350,000	1,893,840
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/49	3,000,000	2,371,839
Oxnard School District GO, 4.25%, 8/1/53 (BAM)	3,000,000	2,685,967
Palm Desert Special Tax, (City of Palm Desert CA Community Facilities District No. 2021-1), 5.00%, 9/1/49	600,000	592,563
Palm Desert Special Tax, (City of Palm Desert CA Community Facilities District No. 2021-1), 4.00%, 9/1/51	1,300,000	1,057,229
Palm Desert Special Tax, (City of Palm Desert CA Community Facilities District No. 2021-1), 5.00%, 9/1/53	525,000	513,497
Palmdale Water District Public Financing Authority Rev., (Palmdale Water District), 5.00%, 10/1/53 (AG)	1,700,000	1,739,684
Palomar Health COP, (Palomar Health Obligated Group), 4.00%, 11/1/38	1,445,000	1,080,254
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	3,465,000	3,077,192
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	8,250,000	7,002,934
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/42	15,000,000	11,813,883
Paradise Unified School District COP, 4.875%, 5/1/54	11,000,000	10,073,105
Peninsula Corridor Joint Powers Board Rev., 5.00%, 6/1/51	7,000,000	7,119,545
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/34	1,555,000	1,587,614
Perris Union High School District Special Tax, (Perris Union High School District Community Facilities District No. 92-1), 5.00%, 9/1/41	4,750,000	4,751,059
Pleasant Valley School District/Ventura County GO, 5.85%, 8/1/31 (NPFG)	4,040,000	4,332,759
Rancho Cordova Special Tax, (City of Rancho Cordova CA Arista Del Sol Cmnty Facs Dist No. 2022-1 Impt Area 1), 5.375%, 9/1/53	1,300,000	1,313,306
Rancho Cordova Special Tax, (City of Rancho Cordova CA Ranch Community Facs District No. 2021-1 Area No. 1), 5.25%, 9/1/52	2,000,000	2,007,220
Rancho Cordova Special Tax, (City of Rancho Cordova CA Ranch Community Facs District No. 2021-1 Area No. 2), 5.00%, 9/1/40	365,000	366,620
Rancho Cordova Special Tax, (City of Rancho Cordova CA Ranch Community Facs District No. 2021-1 Area No. 2), 5.00%, 9/1/45	560,000	540,811
Rancho Cordova Special Tax, (City of Rancho Cordova CA Ranch Community Facs District No. 2021-1 Area No. 2), 5.00%, 9/1/50	750,000	715,732
Rancho Cordova Special Tax, (City of Rancho Cordova CA Ranch Community Facs District No. 2021-1 Area No. 2), 5.00%, 9/1/54	700,000	660,238
Rancho Cordova Special Tax, (City of Rancho Cordova CA Sunridge North Douglas Cmnty Facs District No. 2005-1), 5.00%, 9/1/40	1,195,000	1,195,235
Rancho Cordova Special Tax, (City of Rancho Cordova CA Sunridge North Douglas Cmnty Facs District No. 2005-1), 4.00%, 9/1/45	1,025,000	873,256
Rancho Cordova Special Tax, (City of Rancho Cordova CA Sunridge North Douglas Cmnty Facs District No. 2005-1), 5.00%, 9/1/45	1,250,000	1,249,949
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/28 (AMBAC)(2)	3,405,000	3,141,155
Regents of the University of California Medical Center Pooled Rev., VRDN, 3.20%, 9/2/25	5,890,000	5,890,000
Rialto Special Tax, (City of Rialto CA Community Facilities District No. 2020-1), 5.00%, 9/1/50	1,750,000	1,686,412
Rialto Special Tax, (City of Rialto CA Community Facilities District No. 2020-1), 5.50%, 9/1/53	1,500,000	1,534,195
Rialto Special Tax, (City of Rialto CA Community Facilities District No. 2020-1), 5.125%, 9/1/55	1,115,000	1,087,492
Rialto Special Tax, (City of Rialto CA Community Facilities District No. 2020-1), 5.25%, 9/1/60	5,545,000	5,431,952

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
Rincon Valley Union School District GO, 4.00%, 8/1/49	$915,000	$803,828
Riverside County Community Facilities Districts Special Tax, (County of Riverside CA Community Facilities District No. 05-8), 5.00%, 9/1/48	2,500,000	2,438,248
Riverside County Community Facilities Districts Special Tax, (County of Riverside CA Community Facilities District No. 07-2), 5.00%, 9/1/42	1,110,000	1,110,418
Riverside County Community Facilities Districts Special Tax, (County of Riverside CA Community Facilities District No. 07-2), 5.00%, 9/1/44	2,735,000	2,659,369
Riverside County Community Facilities Districts Special Tax, (County of Riverside CA Community Facilities District No. 07-2), 5.00%, 9/1/45	540,000	536,660
Riverside County Transportation Commission Rev., 4.00%, 6/1/46	1,475,000	1,264,315
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/41(2)	2,000,000	951,439
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/42(2)	3,320,000	1,475,888
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/43(2)	5,000,000	2,085,632
Riverside Sewer Rev., 5.00%, 8/1/40	500,000	546,212
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities Dist No. 19 Impt Area 1), 5.00%, 9/1/54	1,270,000	1,245,329
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities Dist No. 19 Impt Area 2), 5.00%, 9/1/54	770,000	755,042
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/43	1,600,000	1,398,096
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/48	1,850,000	1,544,348
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 40), 5.00%, 9/1/55	2,000,000	1,921,981
Riverside Water Rev., 5.00%, 10/1/47	1,000,000	1,030,120
Riverside Water Rev., 5.00%, 10/1/52	1,000,000	1,021,611
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Area No. 4), 5.00%, 9/1/43	3,000,000	3,014,238
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1), 5.00%, 9/1/38	2,900,000	2,901,279
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-1), 5.00%, 9/1/49	1,000,000	983,524
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-2 Area No. 1), 5.00%, 9/1/50	2,000,000	1,943,573
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-2 Area No. 1), 5.00%, 9/1/55	1,800,000	1,732,408
Romoland School District Special Tax, (Romoland School District-Community Facilities District No. 2017-1 Impt Area 2), 5.00%, 9/1/46	370,000	370,102
Romoland School District Special Tax, (Romoland School District-Community Facilities District No. 2017-1 Impt Area 2), 5.00%, 9/1/54	1,525,000	1,486,392
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/49	1,125,000	1,079,463
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/54	3,245,000	3,065,213
Roseville Special Tax, (City of Roseville CA Creekview Community Facilities District No. 1 Area No. 1), 5.00%, 9/1/50	1,995,000	1,955,113
Roseville Special Tax, (City of Roseville CA Creekview Community Facilities District No. 1 Area No. 2), 5.00%, 9/1/39	740,000	745,033
Roseville Special Tax, (City of Roseville CA Creekview Community Facilities District No. 1 Area No. 2), 5.00%, 9/1/44	1,000,000	977,053
Roseville Special Tax, (City of Roseville CA Creekview Community Facilities District No. 1), 5.00%, 9/1/43	475,000	475,611
Roseville Special Tax, (City of Roseville CA Creekview Community Facilities District No. 1), 5.25%, 9/1/53	1,500,000	1,504,471
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 5), 5.00%, 9/1/32(1)	1,265,000	1,301,419
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 5), 5.00%, 9/1/47(1)	6,500,000	6,493,167
Roseville Special Tax, (City of Roseville CA Ranch at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/50	1,000,000	823,100
Roseville Special Tax, (City of Roseville CA Ranch at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/53	1,000,000	972,311
Roseville Special Tax, (City of Roseville CA SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/46	640,000	543,606
Roseville Special Tax, (City of Roseville CA SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/49	1,275,000	1,262,684
Roseville Special Tax, (City of Roseville CA SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/51	1,290,000	1,053,788

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
Roseville Special Tax, (City of Roseville CA Villages at Sierra Vista Community Facilities District 1), 5.00%, 9/1/39	$1,390,000	$1,409,301
Roseville Special Tax, (City of Roseville CA Villages at Sierra Vista Community Facilities District 1), 5.00%, 9/1/44	3,230,000	3,240,265
Roseville Special Tax, (City of Roseville CA Villages at Sierra Vista Community Facilities District 1), 4.00%, 9/1/45	495,000	424,479
Roseville Special Tax, (City of Roseville CA Villages at Sierra Vista Community Facilities District 1), 4.00%, 9/1/50	650,000	535,015
Roseville Special Tax, (City of Roseville CA Westbrook Community Facilities District No. 1), 5.00%, 9/1/43	2,840,000	2,837,324
Roseville Special Tax, (City of Roseville CA Westbrook Community Facilities District No. 1), 5.00%, 9/1/44	1,650,000	1,649,981
Roseville Special Tax, (City of Roseville CA Westbrook Community Facilities District No. 1), 5.00%, 9/1/44	2,950,000	2,957,254
Roseville Natural Gas Financing Authority Rev., 5.00%, 2/15/27 (GA: Merrill Lynch & Co., Inc.)	5,000,000	5,129,077
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/50	1,500,000	1,220,313
Sacramento Special Tax, (City of Sacramento CA Natomas Central Community Facilities District No. 2006-2), 5.00%, 9/1/41	1,900,000	1,904,865
Sacramento Special Tax, (City of Sacramento CA Natomas Meadows Cmnty Facs District No. 2007-1 Area No. 1), 5.00%, 9/1/47(1)	1,900,000	1,863,248
Sacramento Special Tax, (Sacramento Greenbriar Community Facs District No. 2018-03 Area No. 2), 5.00%, 9/1/49	1,000,000	962,149
Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2004-1), 5.00%, 9/1/30	1,170,000	1,204,925
Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2004-1), 5.00%, 9/1/31	1,355,000	1,388,052
Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2004-1), 5.00%, 9/1/35	2,335,000	2,371,197
Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2004-1), 5.00%, 9/1/40	3,000,000	3,017,628
Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2005-2), 5.00%, 9/1/40	2,325,000	2,330,183
Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2014-2), 5.00%, 9/1/46	3,200,000	3,160,773
Sacramento County Airport System Rev., 5.25%, 7/1/54	3,250,000	3,361,267
Sacramento Municipal Utility District Rev., 5.00%, 8/15/48	4,000,000	4,117,523
Sacramento Municipal Utility District Rev., 5.00%, 11/15/54	2,000,000	2,048,137
Salinas Union High School District GO, 4.00%, 8/1/47	5,000,000	4,473,183
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2006-1 Area No. 5), 4.00%, 9/1/42	700,000	608,121
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2006-1 Area No. 5), 4.00%, 9/1/48	1,000,000	819,713
San Diego County Special Tax, (County of San Diego CA Community Facilities District No. 2008-01 Area No. 1), 4.00%, 9/1/43	1,255,000	1,095,286
San Diego County Special Tax, (County of San Diego CA Community Facilities District No. 2008-01 Area No. 1), 4.00%, 9/1/48	1,250,000	1,042,013
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/36	3,750,000	3,958,250
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/39	2,000,000	2,074,871
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/49	8,500,000	8,499,382
San Diego Unified School District GO, 5.00%, 7/1/34	1,000,000	1,179,108
San Diego Unified School District GO, 4.00%, 7/1/53	1,750,000	1,538,931
San Diego Unified School District GO, 4.00%, 7/1/54	1,000,000	864,816
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/43	4,000,000	4,147,099
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/49	1,000,000	1,018,945
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/33	780,000	780,588
San Francisco City & County Redevelopment Successor Agency Tax Allocation, 5.25%, 8/1/53 (AG)	1,000,000	1,032,770
San Francisco Public Utilities Commission Water Rev., 5.25%, 11/1/52	6,665,000	6,907,166
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	1,915,000	1,915,137
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/29 (NPFG)(2)	165,000	149,575
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/31 (NPFG)(2)	16,000,000	13,408,402
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/32 (NPFG)(2)	290,000	231,988
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NPFG)(2)	1,335,000	874,693
San Jose Rev., (La Moraga San Jose LP), 3.90%, 10/1/35 (FNMA)(4)	2,435,000	2,437,760
San Mateo Foster City School District GO, 4.00%, 8/1/51	4,000,000	3,521,244
San Rafael City Elementary School District GO, 4.00%, 8/1/54	2,445,000	2,091,308
Saugus/Hart School Facilities Financing Authority Special Tax, (Saugus/Hart School Facilities Financing Authority Community Facs Dist No. 2006-1), 5.00%, 9/1/46	1,250,000	1,231,509

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
Sierra Joint Community College District GO, 4.00%, 8/1/53	$4,000,000	$3,460,426
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/36(2)	22,000,000	11,958,217
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/41(2)	11,465,000	3,981,747
Simi Valley Unified School District GO, 5.25%, 8/1/51	5,000,000	5,156,885
South San Francisco Special Tax, (City of South San Francisco CA Community Facilities District No. 2021-01), 4.00%, 9/1/44	1,000,000	859,355
South San Francisco Special Tax, (City of South San Francisco CA Community Facilities District No. 2021-01), 5.125%, 9/1/50	925,000	917,527
South San Francisco Special Tax, (City of South San Francisco CA Community Facilities District No. 2021-01), 5.00%, 9/1/52	2,200,000	2,127,935
South San Francisco Special Tax, (City of South San Francisco CA Community Facilities District No. 2021-01), 5.25%, 9/1/55	1,600,000	1,601,237
South Tahoe Joint Powers Financing Authority Rev., (City of South Lake Tahoe CA), 5.25%, 10/1/53	3,000,000	3,142,909
Southern California Public Power Authority Rev., 5.00%, 11/1/28 (GA: Goldman Sachs Group, Inc.)	2,150,000	2,252,199
Southern California Public Power Authority Rev., 5.00%, 11/1/33 (GA: Goldman Sachs Group, Inc.)	3,755,000	3,993,666
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/48	5,750,000	5,751,410
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/53	10,000,000	9,971,568
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), 5.25%, 7/1/53	5,250,000	5,334,281
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), VRN, 5.00%, 7/1/53	3,850,000	4,097,004
Southern Mono Health Care District GO, Capital Appreciation, 0.00%, 8/1/26 (NPFG)(2)	1,800,000	1,754,818
State of California GO, 5.25%, 8/1/44	1,070,000	1,146,908
State of California GO, 4.25%, 9/1/52	1,000,000	927,561
State of California GO, 5.25%, 9/1/53	5,000,000	5,212,490
State of California GO, 5.00%, 3/1/55	4,000,000	4,134,453
Stockton Community Facilities District Special Tax, (City of Stockton CA Community Facilities District No. 2018-2 Area No. 1), 4.00%, 9/1/45	1,115,000	915,451
Stockton Community Facilities District Special Tax, (City of Stockton CA Community Facilities District No. 2018-2 Area No. 1), 4.00%, 9/1/50	1,500,000	1,185,931
Stockton Public Financing Authority Rev., (City of Stockton CA Arch Road East Community Facilities District No. 99-02), 5.00%, 9/1/37	2,500,000	2,553,618
Stockton Public Financing Authority Rev., (City of Stockton CA Arch Road East Community Facilities District No. 99-02), 5.00%, 9/1/43	3,000,000	3,001,815
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/47	1,820,000	1,796,589
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/39	1,300,000	1,336,457
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/44	2,155,000	2,136,369
Sunnyvale Special Tax, (City of Sunnyvale CA Community Facilities District No. 1), 7.75%, 8/1/32	4,725,000	4,739,823
Tejon Ranch Public Facilities Finance Authority Special Tax, (Tejon Ranch Public Facilities Finance Authority Community Facs Dist No. 2008-1), 5.00%, 9/1/45	6,000,000	5,611,598
Tejon Ranch Public Facilities Finance Authority Special Tax, (Tejon Ranch Public Facilities Finance Authority Community Facs Dist No. 2008-1), 4.00%, 9/1/50	4,750,000	3,926,945
Temecula Public Financing Authority Special Tax, (Temecula Public Financing Authority-Community Facilities District No. 16-01), Capital Appreciation, 0.00%, 9/1/53(2)	8,730,000	1,571,841
Temecula Public Financing Authority Special Tax, (Temecula Public Financing Authority-Community Facilities District No. 20-01), 5.00%, 9/1/49	950,000	948,677
Temecula Public Financing Authority Special Tax, (Temecula Public Financing Authority-Community Facilities District No. 20-01), 5.00%, 9/1/54	875,000	867,133
Temecula Valley Unified School District Community Facilities District Special Tax, (Temecula Valley Unified School District Community Facilities District No. 2014-1), 5.00%, 9/1/43	1,000,000	1,000,605
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), Capital Appreciation, 0.00%, 6/1/60(2)	5,000,000	718,724
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/48	2,340,000	2,160,461

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation, 0.00%, 6/1/46(2)	$25,000,000	$4,024,575
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/43	2,750,000	2,747,413
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/48	2,500,000	2,444,817
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 2), 5.75%, 9/1/48	1,900,000	1,970,207
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 2), 5.875%, 9/1/53	2,900,000	3,013,833
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/45	6,390,000	6,154,939
University of California Rev., 5.00%, 5/15/26	5,000,000	5,103,571
University of California Rev., 5.00%, 5/15/42	2,500,000	2,575,796
University of California Rev., 5.00%, 5/15/53	4,000,000	4,092,800
University of California Rev., VRDN, 3.45%, 9/2/25	4,100,000	4,100,000
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/42	3,000,000	2,606,927
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/47	2,500,000	2,452,278
Vacaville Special Tax, (City of Vacaville CA-Community Facilities District No. 13 Improvement Area 1), 5.125%, 9/1/50	1,225,000	1,190,038
Vacaville Special Tax, (City of Vacaville CA-Community Facilities District No. 13 Improvement Area 1), 5.25%, 9/1/55	1,480,000	1,449,365
Victor Valley Community College District GO, (Victor Valley Community College District), 5.00%, 8/1/51	3,670,000	3,728,224
Vista Unified School District GO, 5.25%, 8/1/48 (BAM)	4,410,000	4,592,486
Washington Township Health Care District GO, 5.50%, 8/1/53	1,115,000	1,172,752
Washington Township Health Care District Rev., 5.00%, 7/1/26	400,000	400,437
Washington Township Health Care District Rev., 3.25%, 7/1/27	1,000,000	999,998
Washington Township Health Care District Rev., 3.50%, 7/1/28	750,000	749,994
Washington Township Health Care District Rev., 3.75%, 7/1/29	1,000,000	1,000,097
Washington Township Health Care District Rev., 5.75%, 7/1/48	850,000	881,066
Washington Township Health Care District Rev., 5.75%, 7/1/53	1,000,000	1,020,835
West Contra Costa Unified School District GO, 4.00%, 8/1/54 (BAM)	1,325,000	1,130,396
West Sacramento Enhanced Infrastructure Financing District No. 1 Tax Allocation, 5.00%, 9/1/50 (AG)	5,000,000	5,006,619
West Sacramento Enhanced Infrastructure Financing District No. 1 Tax Allocation, 5.00%, 9/1/55 (AG)	5,000,000	4,961,620
William S Hart Union High School District Special Tax, (William S Hart Union High School District Cmnty Facs Dist No. 2021-1 Impt Area A), 5.00%, 9/1/49	750,000	728,564
William S Hart Union High School District Special Tax, (William S Hart Union High School District Cmnty Facs Dist No. 2021-1 Impt Area A), 5.00%, 9/1/54	885,000	848,493
William S Hart Union High School District Special Tax, (William S Hart Union High School District Community Facilities Dist No. 2015-1), 5.00%, 9/1/42	1,350,000	1,318,301
William S Hart Union High School District Special Tax, (William S Hart Union High School District Community Facilities Dist No. 2015-1), 5.00%, 9/1/47	2,350,000	2,262,632
Woodland Special Tax, (City of Woodland CA Community Facilities District No. 2004-1), 4.00%, 9/1/41	2,525,000	2,258,459
Woodland Special Tax, (City of Woodland CA Community Facilities District No. 2004-1), 4.00%, 9/1/45	2,530,000	2,169,561
Yorba Linda Water District Public Financing Corp. Rev., 4.00%, 10/1/52	3,750,000	3,274,683
		1,503,670,248
Guam — 0.8%
Guam Government Waterworks Authority Rev., 5.00%, 7/1/36	1,755,000	1,781,688
Guam Government Waterworks Authority Rev., 5.00%, 7/1/37	1,500,000	1,515,984
Guam Government Waterworks Authority Rev., 5.00%, 1/1/50	1,750,000	1,669,861
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.25%, 7/1/50	2,750,000	2,764,624
Guam Power Authority Rev., 5.00%, 10/1/30	1,005,000	1,093,686
Port Authority of Guam Government Rev., 5.00%, 7/1/48	1,500,000	1,438,650
Territory of Guam Rev., 5.00%, 1/1/35	1,200,000	1,294,585
		11,559,078
Puerto Rico — 0.4%
Puerto Rico GO, 5.625%, 7/1/29	201,036	214,257

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
Puerto Rico GO, 5.75%, 7/1/31	$195,264	$214,286
Puerto Rico GO, 4.00%, 7/1/33	185,162	181,163
Puerto Rico GO, 4.00%, 7/1/35	166,436	159,591
Puerto Rico GO, 4.00%, 7/1/37	142,845	132,682
Puerto Rico GO, 4.00%, 7/1/41	194,215	169,102
Puerto Rico GO, 4.00%, 7/1/46	201,981	166,936
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/33(2)	238,285	166,867
Puerto Rico GO, VRN, 0.00%, 11/1/43	766,041	481,648
Puerto Rico GO, VRN, 0.00%, 11/1/51	2,077,084	1,150,186
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(2)	15,092,000	3,522,710
		6,559,428
TOTAL MUNICIPAL SECURITIES (Cost $1,614,899,276)		1,521,788,754
AFFILIATED FUNDS(7) — 0.5%
American Century California Municipal Bond ETF (Cost $8,122,137)	160,300	7,813,214
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $1,623,021,413)		1,529,601,968
OTHER ASSETS AND LIABILITIES — 0.7%		10,739,114
TOTAL NET ASSETS — 100.0%		$1,540,341,082

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	338	December 2025	$70,486,203	$41,591
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	159	December 2025	$18,190,594	$(42,084)
^Amount represents value and unrealized appreciation (depreciation).

Schedule of Investments - California High-Yield Municipal Fund

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
AMBAC	–	American Municipal Bond Assurance Corp.
BAM	–	Build America Mutual Assurance Corp.
BAM-TCRS	–	Build America Mutual Assurance Corp. - Transferrable Custodial Receipts
COP	–	Certificates of Participation
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
HUD	–	Housing and Urban Development
LOC	–	Letter of Credit
NPFG	–	National Public Finance Guarantee Corp.
SBBPA	–	Standby Bond Purchase Agreement
ST INTERCEPT	–	State Intercept
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $306,773,095, which represented 19.9% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)Security is in default.
(6)Non-income producing.
(7)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

AFFILIATED FUND TRANSACTIONS
A summary of transactions for each affiliated fund for the period ended August 31, 2025 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century California Municipal Bond ETF	$2,258	$5,866	—	$(311)	$7,813	160	—	$239
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Schedule of Investments - California High-Yield Municipal Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$1,521,788,754	—
Affiliated Funds	$7,813,214	—	—
	$7,813,214	$1,521,788,754	—
Other Financial Instruments
Futures Contracts	$41,591	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$42,084	—	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Interest Rate Risk
Asset Derivatives:
Receivable for variation margin on futures contracts*	$37,891

*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended August 31, 2025.

Type of Risk Exposure
Interest Rate Risk
Net realized gain (loss) on:
Futures contract transactions	$(165,447)

Change in net unrealized appreciation (depreciation) on:
Futures contracts	$(10,221)

See Notes to Financial Statements.

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

AUGUST 31, 2025

	Principal Amount/Shares	Value
MUNICIPAL SECURITIES — 99.2%
California — 98.2%
ABAG Finance Authority for Nonprofit Corps. Special Tax, (Abag Finance Authority for Nonprofit Corps Assessment District No. 1999-1), 5.00%, 9/2/28 (AG)	$2,620,000	$2,764,312
ABAG Finance Authority for Nonprofit Corps. Special Tax, (Abag Finance Authority for Nonprofit Corps Assessment District No. 1999-1), 5.00%, 9/2/31 (AG)	1,395,000	1,458,668
ABAG Finance Authority for Nonprofit Corps. Special Tax, (Abag Finance Authority for Nonprofit Corps Assessment District No. 1999-1), 5.00%, 9/2/32 (AG)	490,000	510,769
Alameda Community Facilities District Special Tax, (City of Alameda CA Community Facilities District No. 22-1), 5.00%, 9/1/43	1,250,000	1,250,147
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/34	3,500,000	3,554,310
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35	3,000,000	3,041,630
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	4,550,000	4,605,859
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/35 (NPFG)(1)	9,000,000	6,090,957
Alameda County Joint Powers Authority Rev., (County of Alameda CA), 5.00%, 12/1/31	2,000,000	2,290,289
Alameda County Joint Powers Authority Rev., (County of Alameda CA), 5.00%, 12/1/32	2,350,000	2,716,536
Anaheim Public Financing Authority Rev., (City of Anaheim CA), 5.00%, 9/1/35 (BAM)	6,000,000	6,191,717
Antelope Valley Community College District GO, Capital Appreciation, 0.00%, 8/1/45(1)	1,600,000	612,595
Antelope Valley Community College District GO, Capital Appreciation, 0.00%, 8/1/46(1)	1,535,000	556,716
Atwater Wastewater Rev., 5.00%, 5/1/27 (AG)	415,000	431,884
Atwater Wastewater Rev., 5.00%, 5/1/29 (AG)	700,000	728,718
Atwater Wastewater Rev., 5.00%, 5/1/32 (AG)	895,000	924,339
Baldwin Park Unified School District GO, 4.00%, 8/1/31 (AG)	6,420,000	6,467,913
Bay Area Toll Authority Rev., 5.00%, 4/1/26	3,000,000	3,049,734
Bay Area Toll Authority Rev., 5.00%, 4/1/42	7,000,000	7,335,272
Bay Area Toll Authority Rev., 5.00%, 4/1/44	1,000,000	1,059,180
Bay Area Toll Authority Rev., 5.00%, 4/1/45	1,000,000	1,035,109
Bay Area Toll Authority Rev., VRN, 2.625%, 4/1/45	10,000,000	9,986,505
Bay Area Toll Authority Rev., VRN, 3.18%, (MUNIPSA plus 0.45%), 4/1/56	3,000,000	2,982,483
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, 5.00%, 8/1/33	1,500,000	1,551,963
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, 5.00%, 8/1/34	1,785,000	1,841,947
California Community Choice Financing Authority Rev., VRN, 4.00%, 2/1/52 (GA: Morgan Stanley)	11,045,000	11,098,010
California Community Choice Financing Authority Rev., VRN, 5.00%, 12/1/53 (GA: Goldman Sachs Group, Inc.)	7,500,000	7,901,426
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/54 (GA: Morgan Stanley)	11,150,000	11,860,637
California Community Choice Financing Authority Rev., VRN, 5.00%, 5/1/54 (GA: Morgan Stanley)	6,545,000	6,993,792
California Community Choice Financing Authority Rev., VRN, 5.50%, 10/1/54 (GA: National Bank of Canada)	4,640,000	4,986,401
California Community Choice Financing Authority Rev., VRN, 5.25%, 11/1/54 (GA: Goldman Sachs Group, Inc.)	14,410,000	15,431,879
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/55 (GA: Pacific Life Insurance Co.)	4,330,000	4,659,905
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/55 (GA: Royal Bank of Canada)	10,010,000	10,783,247
California Community Choice Financing Authority Rev., VRN, 5.00%, 8/1/55 (GA: American General Life)	6,000,000	6,378,038
California Community Choice Financing Authority Rev., VRN, 5.00%, 1/1/56 (GA: New York Life Insurance Co.)	5,695,000	6,194,682
California Community Choice Financing Authority Rev., VRN, 5.00%, 3/1/56 (GA: Pacific Life Insurance Co.)	7,000,000	7,491,298
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/28	275,000	291,601
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/29	800,000	846,901
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/34	1,295,000	1,343,828
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/36	1,595,000	1,642,825
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	1,955,000	1,985,022
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.00%, 6/1/33	900,000	951,766
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.00%, 6/1/30	450,000	473,029
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.00%, 6/1/32	400,000	416,413
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/34	200,000	195,368
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/36	275,000	264,277

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/39	$250,000	$231,453
California Educational Facilities Authority Rev., (Leland Stanford Junior University), 5.00%, 6/1/43	3,000,000	3,271,174
California Educational Facilities Authority Rev., (Leland Stanford Junior University), 5.00%, 6/1/46	4,450,000	4,737,947
California Educational Facilities Authority Rev., (Leland Stanford Junior University), VRN, 5.00%, 3/1/55	1,150,000	1,308,627
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/27	300,000	309,983
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/28	800,000	824,420
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/34	490,000	514,622
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/35	625,000	653,523
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/37	1,485,000	1,537,375
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/40	325,000	354,202
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/25(2)	1,875,000	1,878,846
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/35	4,000,000	4,739,037
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/33	1,500,000	1,506,308
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/37	200,000	223,853
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/38	300,000	331,438
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/39	350,000	382,861
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/40	315,000	340,943
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/41	500,000	533,634
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/42	575,000	606,286
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/43	610,000	638,494
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/44	725,000	753,706
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/45	1,010,000	1,045,225
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/35	425,000	478,564
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/36	450,000	500,768
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/37	525,000	578,096
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/39	580,000	624,249
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/40	400,000	425,894
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/41	600,000	632,516
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/42	675,000	704,641
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/43	1,100,000	1,140,426
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/44	1,000,000	1,029,848
California Enterprise Development Authority Rev., (Provident Group-Pomona Properties LLC), 5.00%, 1/15/39	650,000	672,321
California Enterprise Development Authority Rev., (Provident Group-SDSU Properties LLC), 5.00%, 8/1/45	1,745,000	1,740,675
California Enterprise Development Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/34(3)	950,000	969,439
California Enterprise Development Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/44(3)	1,000,000	931,802
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/33	400,000	452,512
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/34	300,000	340,170
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/35	325,000	362,853
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/36	450,000	498,289
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/37	500,000	544,854
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/38	500,000	537,089
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/39	450,000	478,423
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/40	300,000	316,848
California Health Facilities Financing Authority Rev., 4.00%, 4/1/45 (BAM-TCRS)	1,000,000	890,305
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 5.25%, 12/1/40	4,820,000	4,945,963
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/26	3,000,000	3,014,050
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/27	6,000,000	6,031,278
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/31	2,700,000	2,712,108
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/32	400,000	401,751
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 4.00%, 8/15/35	2,440,000	2,443,692
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 4.00%, 8/15/48	10,000,000	8,824,504

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/31 (GA: Children's Healthcare of California)	$1,000,000	$1,097,540
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/32 (GA: Children's Healthcare of California)	1,200,000	1,309,290
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/37	1,600,000	1,584,550
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/37	1,600,000	1,719,752
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/38	3,000,000	2,927,294
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/39	2,000,000	2,107,916
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/40	1,785,000	1,692,120
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/40	2,200,000	2,299,235
California Health Facilities Financing Authority Rev., (El Camino Healthcare Obligated Group), 5.00%, 2/1/42	1,800,000	1,882,459
California Health Facilities Financing Authority Rev., (El Camino Healthcare Obligated Group), 5.00%, 2/1/43	1,750,000	1,811,321
California Health Facilities Financing Authority Rev., (El Camino Healthcare Obligated Group), 5.00%, 2/1/44	2,000,000	2,058,729
California Health Facilities Financing Authority Rev., (Episcopal Communities & Services for Seniors Obligated Group), 3.85%, 11/15/27	1,250,000	1,251,172
California Health Facilities Financing Authority Rev., (Kaiser Foundation Hospitals), VRN, 5.00%, 6/1/41	2,000,000	2,195,226
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/30	1,730,000	1,766,934
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/31	1,300,000	1,325,299
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/34	4,000,000	4,633,381
California Health Facilities Financing Authority Rev., (Scripps Health Obligated Group), VRN, 5.00%, 11/15/61	9,000,000	10,118,754
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 8/15/33	4,000,000	4,686,476
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 8/15/35	4,950,000	5,840,139
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	1,500,000	1,508,152
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	1,750,000	1,759,510
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	2,000,000	2,010,869
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/26	1,500,000	1,547,019
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/32	2,000,000	2,090,552
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/36	6,135,000	6,325,949
California Housing Finance Agency Rev., 4.25%, 1/15/35	5,065,882	5,174,238
California Housing Finance Agency Rev., 3.50%, 11/20/35	10,042,801	9,477,434
California Housing Finance Agency Rev., (300 De Haro Venture LP), VRN, 3.25%, 6/1/55	7,375,000	7,431,182
California Housing Finance Agency Rev., (AH Housing Preservation LP), 4.10%, 9/1/40 (FNMA)	5,000,000	4,800,831
California Housing Finance Agency Rev., (SV Housing Preservation LP), 4.10%, 7/1/40 (FHLMC)	6,670,000	6,430,766
California Housing Finance Agency Rev., (CR Epoca L Communities LP), Class PT, 3.70%, 11/1/37 (FNMA)	3,850,000	3,754,041
California Infrastructure & Economic Development Bank Rev., 4.00%, 10/1/42	10,000,000	9,760,375
California Infrastructure & Economic Development Bank Rev., (California Academy of Sciences), 3.25%, 8/1/29	1,000,000	1,014,819
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/33	1,800,000	1,929,277
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/29	2,125,000	2,280,103
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/34	500,000	499,828
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/35	350,000	345,723
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/36	365,000	354,771
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/37	575,000	549,292
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/38	585,000	548,505

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/39	$630,000	$584,456
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/39	200,000	205,998
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/40	650,000	595,173
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/40	255,000	261,041
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/41	425,000	381,999
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/41	290,000	294,587
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/42	250,000	251,263
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/43	400,000	397,709
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRN, 3.43%, (MUNIPSA plus 0.70%), 12/1/50	2,500,000	2,488,614
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/28	1,105,000	1,167,539
California Infrastructure & Economic Development Bank Rev., (University of California), 5.00%, 5/15/45	2,600,000	2,684,706
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AG)	1,670,000	1,674,046
California Municipal Finance Authority Rev., 5.00%, 12/1/40	600,000	634,166
California Municipal Finance Authority Rev., 4.70%, 7/1/41 (FNMA)	4,750,000	4,774,366
California Municipal Finance Authority Rev., 4.00%, 12/1/43	2,100,000	1,872,230
California Municipal Finance Authority Rev., (5435 Balboa LP), VRN, 3.15%, 8/1/59	1,650,000	1,660,847
California Municipal Finance Authority Rev., (Aldersly), 3.75%, 11/15/28	3,545,000	3,545,975
California Municipal Finance Authority Rev., (Aldersly), 4.00%, 11/15/28	940,000	948,460
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/27	1,165,000	1,165,254
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/36(3)	1,500,000	1,501,405
California Municipal Finance Authority Rev., (California Baptist University), 5.125%, 11/1/40(3)	1,100,000	1,105,508
California Municipal Finance Authority Rev., (California Baptist University), 5.50%, 11/1/45(3)	1,750,000	1,696,162
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/27	300,000	311,997
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/28	150,000	158,554
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/29	225,000	237,159
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/30	225,000	236,073
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/31	200,000	208,545
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/32	225,000	233,453
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/33	225,000	232,343
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/34	250,000	256,943
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/35	225,000	230,369
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/36	250,000	254,945
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/37	775,000	787,442
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/38	300,000	303,328
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/36	5,650,000	5,900,936
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/38	4,015,000	4,156,115
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/31	270,000	296,860
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/33	600,000	660,363
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/35	660,000	718,250
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/37	720,000	768,461
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/39	950,000	993,176
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/40	525,000	542,660

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 4.00%, 8/15/44	$2,560,000	$2,234,104
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/26	4,210,000	4,267,863
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,145,008
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/35	7,500,000	7,714,400
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/36 (BAM)	1,200,000	1,206,040
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/38 (BAM)	750,000	736,285
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/34(3)	435,000	438,986
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/39(3)	1,130,000	1,062,837
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/30	785,000	791,846
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/31	1,635,000	1,638,934
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/32	1,700,000	1,690,085
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/34	1,240,000	1,205,931
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/35	500,000	480,271
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 4.00%, 12/1/25(3)	200,000	200,253
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/28(3)	100,000	104,792
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.50%, 12/1/45	1,000,000	973,780
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/46(3)	1,590,000	1,471,127
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/26	1,000,000	1,006,788
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	1,750,000	1,794,899
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	3,325,000	3,417,890
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/31	2,700,000	2,753,117
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/35	5,000,000	5,051,361
California Municipal Finance Authority Rev., (Congregational Homes, Inc. Obligated Group), 4.00%, 11/15/27	300,000	302,231
California Municipal Finance Authority Rev., (Congregational Homes, Inc. Obligated Group), 4.00%, 11/15/29	740,000	749,426
California Municipal Finance Authority Rev., (County of Orange CA), 5.00%, 6/1/37	2,990,000	3,056,211
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(3)	1,500,000	1,279,733
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/26	2,260,000	2,288,203
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/29	2,100,000	2,158,545
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/34	1,500,000	1,521,224
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/29	1,350,000	1,401,274
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/31	1,480,000	1,528,499
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/32	1,000,000	1,027,839
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/34	1,000,000	1,020,011
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/35	2,565,000	2,608,264
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/36	720,000	729,694
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/37	1,000,000	1,010,160
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/25	2,470,000	2,477,977
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/30	1,055,000	1,133,534
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/32	1,160,000	1,252,381
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/33	1,825,000	1,969,478
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/34	1,280,000	1,376,970
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/35	1,340,000	1,423,295
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/37	2,210,000	2,314,463
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/38	3,105,000	3,217,170
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/44	1,250,000	1,223,654
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/35	1,000,000	1,074,792
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/36	745,000	791,167

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/39	$1,000,000	$1,076,069
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/40	750,000	800,463
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/41	750,000	792,618
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/42	1,250,000	1,309,023
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/43	1,000,000	1,040,566
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/44	675,000	698,662
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/28	305,000	319,523
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/29	250,000	265,863
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/30	200,000	215,032
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/31	210,000	227,233
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/32	310,000	336,334
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/33	490,000	532,174
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/34	410,000	444,851
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/35	725,000	783,043
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/36	565,000	602,496
California Municipal Finance Authority Rev., (San Jose South 1st Street Associates LP), 5.00%, 12/1/44	10,000,000	10,071,516
California Municipal Finance Authority Rev., (Scripps College), 5.00%, 7/1/28	350,000	372,584
California Municipal Finance Authority Rev., (Scripps College), 5.00%, 7/1/30	300,000	329,483
California Municipal Finance Authority Rev., (Scripps College), 5.00%, 7/1/31	465,000	513,829
California Municipal Finance Authority Rev., (Scripps College), 5.00%, 7/1/32	500,000	554,773
California Municipal Finance Authority Rev., (Scripps College), 5.00%, 7/1/33	725,000	806,288
California Municipal Finance Authority Rev., (Scripps College), 5.00%, 7/1/34	1,330,000	1,476,555
California Municipal Finance Authority Rev., (Scripps College), 5.00%, 7/1/35	540,000	593,333
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/26	1,000,000	1,017,779
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/28	1,000,000	1,033,616
California Municipal Finance Authority Rev., (View at San Bruno LP), VRN, 5.00%, 6/1/56	1,875,000	1,990,185
California Municipal Finance Authority Rev., (Wildomar Family Housing LP), VRN, 3.05%, 12/1/64	2,300,000	2,318,209
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/26(3)	1,530,000	1,520,273
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/29(3)	1,000,000	970,461
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/39(3)	2,750,000	2,230,892
California Municipal Finance Authority Rev., (Witmer Manor Community Partners LP), 4.875%, 11/1/43 (FNMA)(HUD)	1,450,000	1,477,196
California Municipal Finance Authority Rev., VRN, 3.54%, 2/20/41	5,900,106	5,191,828
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2020B), 4.00%, 9/1/35	1,320,000	1,277,373
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2020-4 Area No. 2), 4.00%, 9/1/36	585,000	571,548
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2020-4 Area No. 2), 4.00%, 9/1/41	1,610,000	1,443,339
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2021-6 Area No. 2), 5.75%, 9/1/42	1,500,000	1,570,251
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2022-6 Area No. 1), 5.00%, 9/1/39	400,000	409,147
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2022-6 Area No. 1), 5.00%, 9/1/44	750,000	750,461
California Pollution Control Financing Authority Rev., (Channelside Water Resources LP), 5.00%, 7/1/39(3)	2,000,000	2,022,197
California Pollution Control Financing Authority Rev., (Channelside Water Resources LP), 5.00%, 11/21/45(3)	3,435,000	3,403,492
California Public Finance Authority Rev., (Hazelden Betty Ford Foundation), 5.00%, 11/1/49	750,000	724,045
California Public Finance Authority Rev., (Henry Mayo Newhall Hospital Obligated Group), 5.00%, 10/15/33	500,000	505,999
California Public Finance Authority Rev., (Henry Mayo Newhall Hospital Obligated Group), 5.00%, 10/15/37	1,000,000	1,005,104
California Public Finance Authority Rev., (Hoag Memorial Hospital Presbyterian Obligated Group), 5.00%, 7/15/35	700,000	772,943
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/27	1,070,000	1,115,363
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/28	700,000	746,006
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/29	625,000	678,482
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/30	750,000	825,685

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/28	$4,000,000	$4,333,304
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/30	3,250,000	3,660,321
California School Finance Authority Rev., 5.00%, 6/1/37(3)	240,000	234,331
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/39(3)	250,000	256,881
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/36(3)	325,000	304,904
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(3)	2,000,000	1,959,108
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/41(3)	525,000	450,498
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/34(3)	340,000	360,490
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/34(3)	505,000	509,322
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/35(3)	355,000	372,959
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/36(3)	375,000	390,963
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/37(3)	395,000	408,362
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 4.00%, 7/1/38(3)	465,000	433,491
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/38(3)	415,000	425,318
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/39(3)	435,000	442,535
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/41(3)	480,000	480,113
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/43(3)	175,000	170,595
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/44(3)	185,000	178,609
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 4.00%, 7/1/48(3)	680,000	542,587
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/26(3)	150,000	152,181
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/27(3)	160,000	165,317
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/28(3)	380,000	398,342
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/32(3)	640,000	668,859
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.375%, 8/1/42(3)	1,000,000	1,016,978
California School Finance Authority Rev., (Partnerships to Uplift Communities Series 2023 Obligated Group), 5.00%, 8/1/33(3)	620,000	635,479
California School Finance Authority Rev., (Partnerships to Uplift Communities Series 2023 Obligated Group), 5.25%, 8/1/38(3)	420,000	421,513
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/30(3)	250,000	253,576
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(3)	120,000	120,066
California School Finance Authority Rev., (Rocketship Education Obligated Group), 4.50%, 6/1/27(3)	310,000	311,044
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/34(3)	670,000	671,987
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.125%, 6/1/47(3)	635,000	572,381
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/27, Prerefunded at 100% of Par(2)(3)	260,000	270,887
California School Finance Authority Rev., (TEACH, Inc. Series 2019 Obligated Group), 5.00%, 6/1/29(3)	195,000	196,476
California School Finance Authority Rev., (TEACH, Inc. Series 2019 Obligated Group), 5.00%, 6/1/39(3)	740,000	709,819
California School Finance Authority Rev., (Value Schools), 5.00%, 7/1/33 (ST INTERCEPT)(3)	850,000	885,339
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/26	780,000	790,920
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/27	820,000	843,864
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/28	865,000	902,100
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/29	905,000	953,593
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/39	1,750,000	1,747,172
California State Public Works Board Rev., (State of California), 5.00%, 5/1/27	5,000,000	5,007,372
California State Public Works Board Rev., (State of California), 5.00%, 9/1/29	5,000,000	5,550,266
California State Public Works Board Rev., (State of California), 5.00%, 9/1/33	3,500,000	4,044,574
California State Public Works Board Rev., (State of California), 5.00%, 9/1/34	2,500,000	2,902,791
California State Public Works Board Rev., (State of California), 5.00%, 8/1/35	2,615,000	2,860,828
California State University Rev., 5.00%, 11/1/28	2,000,000	2,093,254
California State University Rev., 5.00%, 11/1/29	1,000,000	1,046,221
California State University Rev., 5.00%, 11/1/30	3,000,000	3,131,356
California State University Rev., 5.00%, 11/1/31	2,900,000	3,017,569

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
California State University Rev., 5.00%, 11/1/39	$5,000,000	$5,499,222
California State University Rev., VRN, 3.125%, 11/1/51	4,300,000	4,309,093
California Statewide Communities Development Authority COP, (City of Salinas CA Measure X Sales Tax Rev.), 5.00%, 12/1/31 (AG)	1,155,000	1,239,999
California Statewide Communities Development Authority COP, (City of Salinas CA Measure X Sales Tax Rev.), 5.00%, 12/1/34 (AG)	1,340,000	1,420,057
California Statewide Communities Development Authority COP, (City of Salinas CA Measure X Sales Tax Rev.), 5.00%, 12/1/38 (AG)	1,000,000	1,029,406
California Statewide Communities Development Authority Rev., 5.00%, 10/1/32(3)	7,000,000	7,836,042
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/26	1,000,000	1,012,474
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/27	1,590,000	1,605,775
California Statewide Communities Development Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 7/1/26	325,000	331,986
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/28	2,050,000	2,076,956
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,000,000	1,030,303
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,250,000	1,266,019
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/30	1,940,000	1,962,856
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/34	2,220,000	2,257,941
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/40	605,000	605,417
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/36	675,000	678,951
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/37	700,000	700,118
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/38	1,350,000	1,327,618
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/40	650,000	620,200
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.00%, 2/15/26, Prerefunded at 100% of Par(2)	640,000	647,894
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.25%, 8/15/37	1,605,000	1,645,880
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.125%, 8/15/47 (AG)	350,000	353,394
California Statewide Communities Development Authority Rev., (Foothill Oak Park Apartments LLC), VRN, 4.25%, 9/1/67 (FNMA)	2,300,000	2,318,342
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 5.00%, 4/1/30	145,000	148,790
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 5.00%, 4/1/31	125,000	127,921
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/32	185,000	186,108
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/36	605,000	590,132
California Statewide Communities Development Authority Rev., (Heritage Park Apartments Roseville LP), 3.70%, 4/1/35 (FNMA)	2,500,000	2,510,908
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(3)	615,000	614,714
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/34(3)	375,000	382,514
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/39(3)	475,000	466,451
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(3)	5,000,000	5,056,908
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/33(3)	1,000,000	1,017,182
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(3)	6,500,000	6,514,599
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	1,085,000	1,054,018
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/34	680,000	771,156
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/35	570,000	640,336
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/36	1,500,000	1,659,528
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/37	1,045,000	1,145,609

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/38	$1,020,000	$1,108,287
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/39	1,485,000	1,598,878
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/40	3,645,000	3,881,213
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/41	3,825,000	4,036,368
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/42	2,010,000	2,103,670
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/43	2,110,000	2,186,496
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/44	4,430,000	4,550,446
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/45	4,650,000	4,755,030
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/35	5,175,000	5,364,299
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/36	4,560,000	4,712,972
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/38	3,825,000	3,923,387
California Statewide Communities Development Authority Special Tax, (California Statewide Cmntys Dev Authority Cmnty Facs Dist No. 2015-01 Area No. 2), 5.00%, 9/1/27	250,000	255,353
California Statewide Communities Development Authority Special Tax, (California Statewide Cmntys Dev Authority Cmnty Facs Dist No. 2015-01 Area No. 2), 5.00%, 9/1/37	2,225,000	2,261,295
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Authority Cmnty Facs Dist No. 2022-10), 5.25%, 9/1/43	650,000	661,548
California Statewide Communities Development Authority Rev., (Kaiser Foundation Hospitals), VRN, Series 2009-C3, 5.00%, 4/1/45	5,725,000	6,283,835
Carson Public Financing Authority Rev., (City of Carson CA Reassessment District No. 2001-1), 5.00%, 9/2/30	1,000,000	1,084,409
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/28 (BAM)	200,000	209,012
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/31 (BAM)	760,000	806,626
Central Valley Energy Authority Rev., VRN, 5.00%, 12/1/55 (GA: Pacific Life Insurance Co.)	5,000,000	5,374,491
Chabot-Las Positas Community College District GO, 5.25%, 8/1/48	2,900,000	3,020,791
Chaffey Joint Union High School District GO, Capital Appreciation, 0.00%, 8/1/48(1)	3,000,000	957,233
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2022-1), 5.00%, 9/1/26	130,000	132,486
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2022-1), 5.00%, 9/1/27	195,000	202,272
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2022-1), 5.00%, 9/1/28	205,000	215,164
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 4.00%, 9/1/29	285,000	290,439
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 5.00%, 9/1/34	655,000	701,428
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 5.00%, 9/1/39	835,000	859,656
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 5.00%, 9/1/44	795,000	787,171
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 8), 4.00%, 9/1/36	1,525,000	1,486,010
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2019-1), 4.00%, 9/1/35	500,000	500,611
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2022-1), 5.00%, 9/1/29	215,000	227,721
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2022-1), 5.00%, 9/1/31	235,000	248,816
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2022-1), 5.00%, 9/1/32	250,000	264,112
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2022-1), 5.00%, 9/1/33	260,000	274,119
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2022-1), 5.00%, 9/1/34	275,000	288,021
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2022-1), 5.00%, 9/1/40	1,000,000	1,003,256
Chula Vista Elementary School District GO, 5.00%, 8/1/40	1,000,000	1,080,026
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/27(3)	155,000	161,853
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/32(3)	400,000	430,905

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/37(3)	$385,000	$397,366
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, (City & County of San Francisco CA Dist No. 2020-1 Development), 4.00%, 9/1/26(3)	35,000	35,169
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, (City & County of San Francisco CA Dist No. 2020-1 Development), 4.00%, 9/1/31(3)	150,000	152,547
Clovis Unified School District GO, 4.00%, 8/1/48	4,000,000	3,519,360
Compton Unified School District COP, 4.00%, 6/1/34 (BAM)	575,000	577,724
Corona Community Facilities District Special Tax, (City of Corona CA Community Facilities District No. 2018-1 Improvement Area No. 2), 5.00%, 9/1/39	500,000	517,373
Corona Community Facilities District Special Tax, (City of Corona CA Community Facilities District No. 2018-1 Improvement Area No. 2), 5.00%, 9/1/44	725,000	725,966
County of Sacramento Rev., (Einstein Preservation LP), Series 2024-01FN, 4.125%, 5/1/40 (FNMA)	1,240,000	1,158,668
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Dublin), 2.45%, 2/1/47(3)	1,900,000	1,530,406
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Oceanaire Apartments), 3.20%, 9/1/46(3)	5,000,000	3,511,625
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 3.00%, 3/1/57(3)	2,000,000	1,266,225
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Pasadena Portfolio), 2.65%, 12/1/46(3)	7,595,000	6,073,862
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 4.00%, 6/1/57(3)	705,000	209,797
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/30	225,000	230,848
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/31	250,000	254,706
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/32	275,000	278,805
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/33	265,000	267,500
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/35	500,000	496,630
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/37	1,345,000	1,300,072
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/39	1,285,000	1,190,312
Desert Sands Unified School District GO, 5.00%, 8/1/28	3,000,000	3,254,415
Desert Sands Unified School District GO, 5.00%, 8/1/39	1,750,000	1,789,466
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 1), 4.00%, 9/1/36	200,000	194,203
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/38	1,290,000	1,327,689
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/43	2,280,000	2,259,189
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 4), 5.00%, 9/1/37	955,000	993,240
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 4), 5.25%, 9/1/42	2,000,000	2,048,193
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 5), 5.00%, 9/1/38	785,000	810,312
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 5), 5.125%, 9/1/43	1,265,000	1,281,840
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/34	350,000	399,403
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/36	600,000	669,042
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/37	450,000	496,664
East Bay Municipal Utility District Water System Rev., (East Bay Municipal Utility District Water System), 5.00%, 6/1/44	2,250,000	2,364,281
East County Advanced Water Purification Joint Powers Authority Rev., 3.125%, 9/1/26	30,000,000	30,147,291
Eastern Municipal Water District Rev., 4.00%, 7/1/26	2,250,000	2,284,834

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Eastern Municipal Water District Rev., 4.00%, 7/1/27	$1,750,000	$1,812,608
Eastern Municipal Water District Special Tax, (Eastern Municipal Water District Community Facilities District No. 2018-80), 5.00%, 9/1/40	525,000	533,431
Eastern Municipal Water District Special Tax, (Eastern Municipal Water District Community Facilities District No. 2018-80), 5.00%, 9/1/45	475,000	469,118
Eastern Municipal Water District Financing Authority Rev., (Eastern Municipal Water District), 4.00%, 7/1/37	1,700,000	1,714,358
Eastern Municipal Water District Financing Authority Rev., (Eastern Municipal Water District), 4.00%, 7/1/38	1,500,000	1,502,608
El Camino Community College District Fountation GO, 4.00%, 8/1/41	1,000,000	976,483
El Camino Community College District Fountation GO, 4.00%, 8/1/43	460,000	433,140
El Dorado Irrigation District COP, 5.00%, 3/1/41	1,345,000	1,429,735
El Dorado Irrigation District COP, 5.00%, 3/1/43	1,950,000	2,042,347
El Monte Union High School District GO, Capital Appreciation, 0.00%, 6/1/47(1)	3,500,000	1,185,308
El Rancho Unified School District GO, 5.75%, 8/1/48 (BAM)	625,000	687,730
El Rancho Unified School District GO, Capital Appreciation, 0.00%, 8/1/28(1)	2,665,000	2,470,825
Elk Grove Finance Authority Special Tax, (City of Elk Grove CA Community Facilities District No. 2005-1 Laguna Ridge), 5.00%, 9/1/30	1,715,000	1,739,985
Fairfield Community Facilities District Special Tax, (City of Fairfield CA Community Facilities District No. 2016-1 Improvement Area C), 4.00%, 9/1/36	545,000	525,043
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 18), 5.00%, 9/1/26	1,120,000	1,145,189
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 23 Area No. 1), 4.00%, 9/1/35	1,690,000	1,677,238
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 109), 5.00%, 9/1/39	1,200,000	1,242,591
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 109), 5.00%, 9/1/44	1,000,000	999,790
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 31), 4.00%, 9/1/30	1,110,000	1,124,064
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 31), 4.00%, 9/1/32	1,000,000	1,003,504
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 31), 4.00%, 9/1/36	2,230,000	2,194,102
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 85), 4.00%, 9/1/32	245,000	247,266
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 85), 4.00%, 9/1/36	550,000	533,590
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/29	2,100,000	2,209,838
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/32	1,495,000	1,556,397
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/30	300,000	328,751
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/32	350,000	365,902
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/33	250,000	259,530
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/33	3,463,000	3,595,007
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/43	1,725,000	1,620,162
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46 (BAM-TCRS)	6,361,000	5,862,945
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/33(1)	750,000	580,335
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	6,070,000	2,788,001
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 6.85%, 1/15/42	2,300,000	2,586,611
Fremont Union High School District GO, 5.00%, 8/1/34	660,000	683,543
Fremont Union High School District GO, 5.00%, 8/1/34	1,750,000	2,064,382
Fremont Union High School District GO, 5.00%, 8/1/35	2,000,000	2,324,381
Fresno Joint Powers Financing Authority Rev., (City of Fresno CA), 5.00%, 4/1/26 (AG)	1,650,000	1,676,295
Fresno Joint Powers Financing Authority Rev., (City of Fresno CA), 5.00%, 4/1/28 (AG)	1,400,000	1,461,251
Fresno Joint Powers Financing Authority Rev., (City of Fresno CA), 5.00%, 4/1/29 (AG)	1,000,000	1,042,778
Fresno Joint Powers Financing Authority Rev., (City of Fresno CA), 5.00%, 4/1/30 (AG)	1,350,000	1,404,745
Glendale Electric Rev., 5.00%, 2/1/45	5,600,000	5,778,475
Glendale Electric Rev., 5.00%, 2/1/46	800,000	816,725
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26(2)	6,000,000	6,123,764
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/27, Prerefunded at 100% of Par(2)	2,000,000	2,097,776
Goleta Water District Rev., 5.00%, 9/1/31 (BAM)	400,000	454,863
Goleta Water District Rev., 5.00%, 9/1/33 (BAM)	200,000	230,345
Goleta Water District Rev., 5.00%, 9/1/34 (BAM)	425,000	485,419

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Hanford Joint Union High School District GO, Capital Appreciation, 0.00%, 8/1/41(1)	$2,235,000	$1,076,442
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(3)	10,925,000	9,807,050
Hayward Unified School District GO, 4.00%, 8/1/36 (BAM)	1,000,000	1,005,991
Hayward Unified School District GO, 4.00%, 8/1/37 (BAM)	1,000,000	1,000,022
Hayward Unified School District GO, 4.00%, 8/1/39 (BAM)	2,360,000	2,308,967
Hayward Unified School District GO, 4.00%, 8/1/43 (BAM)	4,520,000	4,093,870
Hercules Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/42 (AG)	7,235,000	7,477,980
Hesperia Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33 (AG)	4,195,000	4,419,756
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/31	400,000	432,961
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/32	525,000	565,128
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/36	1,015,000	1,025,407
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/38	4,075,000	4,260,732
Independent Cities Finance Authority Rev., (City of Compton CA Sales Tax), 4.00%, 6/1/36 (AG)(3)	1,450,000	1,436,005
Independent Cities Finance Authority Rev., (City of Compton CA Sales Tax), 4.00%, 6/1/41 (AG)(3)	900,000	867,974
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/38 (BAM)	500,000	508,674
Inglewood Unified School District GO, 5.00%, 8/1/29 (BAM)	235,000	241,400
Inglewood Unified School District GO, 5.00%, 8/1/31 (BAM)	500,000	511,466
Inglewood Unified School District GO, 5.00%, 8/1/32 (BAM)	500,000	510,431
Inglewood Unified School District GO, 5.00%, 8/1/34 (BAM)	300,000	305,072
Inglewood Unified School District GO, 5.00%, 8/1/35 (BAM)	855,000	867,884
Inglewood Unified School District GO, 5.00%, 8/1/37 (BAM)	500,000	505,739
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,665,000	1,677,614
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	1,765,000	1,778,020
Irvine Special Assessment, (City of Irvine CA Reassessment District No. 15-1), 5.00%, 9/2/26	1,500,000	1,538,329
Irvine Special Assessment, (City of Irvine CA Reassessment District No. 25-1), 5.00%, 9/2/27	275,000	289,317
Irvine Special Assessment, (City of Irvine CA Reassessment District No. 25-1), 5.00%, 9/2/28	250,000	269,302
Irvine Special Assessment, (City of Irvine CA Reassessment District No. 25-1), 5.00%, 9/2/29	400,000	440,324
Irvine Special Assessment, (City of Irvine CA Reassessment District No. 25-1), 5.00%, 9/2/30 (AG)	435,000	486,216
Irvine Special Assessment, (City of Irvine CA Reassessment District No. 25-1), 5.00%, 9/2/31 (AG)	350,000	395,306
Irvine Special Assessment, (City of Irvine CA Reassessment District No. 25-1), 5.00%, 9/2/32 (AG)	400,000	454,884
Irvine Facilities Financing Authority Rev., (City of Irvine CA), 5.25%, 5/1/43	2,500,000	2,513,147
Irvine Unified School District Special Tax, 4.00%, 9/1/27	1,735,000	1,771,404
Irvine Unified School District Special Tax, 4.00%, 9/1/34	2,285,000	2,299,599
Irvine Unified School District Special Tax, 4.00%, 9/1/35	995,000	995,321
Irvine Unified School District Special Tax, 4.00%, 9/1/36 (AG)	1,500,000	1,500,083
Irvine Unified School District Special Tax, 4.00%, 9/1/38	2,720,000	2,592,811
Irvine Unified School District Special Tax, (Community Facilities District No. 1), 5.00%, 9/1/29	1,910,000	2,064,538
Irvine Unified School District Special Tax, (Irvine Unified School District Community Facilities District No. 09-1), 5.00%, 9/1/26	635,000	648,021
Irvine Unified School District Special Tax, (Irvine Unified School District Community Facilities District No. 09-1), 5.00%, 9/1/29	360,000	389,552
Irvine Unified School District Special Tax, (Irvine Unified School District Community Facilities District No. 09-1), 5.00%, 9/1/31	345,000	369,046
Irvine Unified School District Special Tax, (Irvine Unified School District Community Facilities District No. 09-1), 5.00%, 9/1/33	395,000	416,565
Irvine Unified School District Special Tax, (Irvine Unified School District Community Facilities District No. 09-1), 4.00%, 9/1/37	570,000	560,369
Kentfield School District GO, 5.00%, 8/1/39	1,010,000	1,116,500
Kern Community College District GO, 5.00%, 8/1/39	2,000,000	2,177,500
Kern Community College District GO, 5.00%, 8/1/40	1,000,000	1,075,782
La Mesa-Spring Valley School District GO, 4.00%, 8/1/42	350,000	325,312
La Mesa-Spring Valley School District GO, 4.00%, 8/1/43	335,000	306,732
La Mesa-Spring Valley School District GO, 5.00%, 8/1/47	1,250,000	1,282,224

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2024-1), 5.00%, 9/1/40	$400,000	$400,677
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2024-1), 5.00%, 9/1/45	1,825,000	1,786,727
Lee Lake Water District Financing Corp. Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Area No. 2), 4.00%, 9/1/36	930,000	906,222
Long Beach Bond Finance Authority Rev., 5.00%, 11/15/35 (GA: Merrill Lynch & Co., Inc.)	1,920,000	2,052,150
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co., Inc.)	1,625,000	1,792,653
Long Beach Marina System Rev., 5.00%, 5/15/36	1,925,000	2,135,668
Long Beach Marina System Rev., 5.00%, 5/15/37	2,005,000	2,199,043
Long Beach Marina System Rev., 5.00%, 5/15/38	2,220,000	2,403,154
Long Beach Marina System Rev., 5.00%, 5/15/39	890,000	953,444
Long Beach Unified School District GO, 5.00%, 8/1/28	5,000,000	5,126,919
Long Beach Unified School District GO, 5.00%, 8/1/32	3,985,000	4,078,113
Long Beach Unified School District GO, 4.00%, 8/1/45 (BAM-TCRS)	4,545,000	4,003,185
Los Alamitos Unified School District COP, Capital Appreciation, VRN, 6.05%, 8/1/42	3,200,000	3,425,796
Los Angeles Community College District GO, 5.00%, 6/1/26	2,115,000	2,162,765
Los Angeles Community College District GO, 5.00%, 8/1/32	5,000,000	5,819,051
Los Angeles Community College District GO, 4.00%, 8/1/39	10,000,000	9,856,286
Los Angeles Community Facilities District Special Tax, (City of Los Angeles CA Community Facilities District No. 4 Playa Vista Phase 1), 5.00%, 9/1/30 (AG)	775,000	867,397
Los Angeles County Community Facilities District No. 2021-01 Special Tax, (County of Los Angeles CA Community Facilities District No. 2021-01 Area No.1), 5.00%, 9/1/42	1,800,000	1,816,932
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 7/1/32	5,000,000	5,323,925
Los Angeles County Public Works Financing Authority Rev., (County of Los Angeles CA), 5.25%, 12/1/44	2,000,000	2,113,635
Los Angeles County Sanitation Districts Financing Authority Rev., (Los Angeles County Sanitation District No. 14), 5.00%, 10/1/26	2,700,000	2,705,679
Los Angeles Department of Airports Rev., 5.00%, 5/15/29, Prerefunded at 100% of Par(2)	1,565,000	1,719,793
Los Angeles Department of Airports Rev., 5.00%, 5/15/33	1,350,000	1,392,613
Los Angeles Department of Airports Rev., 5.00%, 5/15/34	1,250,000	1,286,548
Los Angeles Department of Airports Rev., 5.00%, 5/15/35	1,500,000	1,540,120
Los Angeles Department of Airports Rev., 5.00%, 5/15/36	5,000,000	5,318,703
Los Angeles Department of Airports Rev., 5.00%, 5/15/38	935,000	975,446
Los Angeles Department of Airports Rev., 4.00%, 5/15/39	2,545,000	2,525,970
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	1,520,000	1,606,246
Los Angeles Department of Airports Rev., 5.00%, 5/15/41	2,600,000	2,723,391
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/39	5,000,000	5,271,133
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/42	6,250,000	6,385,602
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/43	1,900,000	1,933,071
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/41	3,470,000	3,586,530
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/42	3,960,000	4,063,397
Los Angeles Department of Water & Power Water System Rev., 5.00%, 1/1/30(4)	5,370,000	5,790,767
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/40	3,775,000	3,959,237
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/41	3,000,000	3,125,024
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/41	7,480,000	7,502,016
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/42	1,790,000	1,836,738
Los Angeles Department of Water & Power Water System Rev., VRDN, 3.30%, 9/2/25 (SBBPA: TD Bank N.A.)	1,935,000	1,935,000
Los Angeles Housing Authority Rev., 3.75%, 4/1/34 (FNMA)	2,000,000	1,967,588
Los Angeles Unified School District COP, 5.00%, 10/1/25	295,000	295,646
Los Angeles Unified School District COP, 5.00%, 10/1/25(2)	435,000	435,892
Los Angeles Unified School District GO, 5.00%, 7/1/26	2,500,000	2,562,095
Los Angeles Unified School District GO, 5.00%, 7/1/27	2,345,000	2,474,739

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Los Angeles Unified School District GO, 5.00%, 7/1/28	$1,750,000	$1,896,820
Los Angeles Unified School District GO, 5.00%, 7/1/35	5,000,000	5,865,686
Los Angeles Unified School District GO, 5.25%, 7/1/40	4,000,000	4,387,200
Los Angeles Unified School District GO, 5.25%, 7/1/47	4,000,000	4,170,611
Los Angeles Wastewater System Rev., 5.00%, 6/1/35	1,500,000	1,575,476
Los Rios Community College District GO, 5.00%, 8/1/26	3,250,000	3,335,186
Manhattan Beach Unified School District GO, Capital Appreciation, 0.00%, 9/1/29(1)	5,905,000	5,361,966
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/43	1,000,000	980,472
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/43	2,100,000	2,058,992
Menifee Union School District GO, 4.00%, 8/1/46	5,000,000	4,578,042
Menifee Union School District Special Tax, (Menifee Union School District Community Facilities District No. 2011-1 Area No. 5), 4.00%, 9/1/36	500,000	483,383
Metropolitan Water District of Southern California Rev., 4.00%, 10/1/25	2,000,000	2,002,985
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/35	1,600,000	1,806,044
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/36	1,700,000	1,894,187
Metropolitan Water District of Southern California Rev., 5.00%, 10/1/36	1,175,000	1,284,393
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/37	1,000,000	1,104,706
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/27	3,000,000	3,084,835
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/31	3,895,000	4,141,231
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	2,325,000	2,325,000
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	6,285,000	6,297,192
Monterey Peninsula Community College District GO, 4.00%, 8/1/42	445,000	428,545
Monterey Peninsula Community College District GO, 4.00%, 8/1/43	875,000	823,907
Monterey Peninsula Community College District GO, 4.00%, 8/1/44	650,000	604,197
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2018-1), 4.00%, 9/1/36	750,000	726,985
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2018-1), 4.00%, 9/1/41	1,625,000	1,450,151
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2022-1), 5.00%, 9/1/40	500,000	496,443
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2022-1), 5.00%, 9/1/45	750,000	727,002
Mount San Antonio Community College District GO, 5.00%, 8/1/42	2,900,000	3,115,573
Mountain View Los Altos Union High School District GO, 4.00%, 8/1/33	4,135,000	4,472,351
Mountain View School District School Facilities Improvement District No. 2 GO, Capital Appreciation, 0.00%, 7/1/29(1)	7,495,000	6,574,055
Mountain View-Whisman School District GO, 4.25%, 9/1/45	5,750,000	5,539,891
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,000,000	1,195,607
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	5,880,000	7,030,166
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	1,180,000	1,402,586
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	1,425,000	1,693,801
Municipal Improvement Corp. of Los Angeles Rev., (City of Los Angeles CA), 5.00%, 11/1/25	750,000	753,304
Napa Valley Community College District GO, Capital Appreciation, 4.00%, 8/1/33	2,850,000	2,856,125
Napa Valley Community College District GO, Capital Appreciation, 4.00%, 8/1/34	1,500,000	1,502,390
Napa Valley Unified School District GO, 5.00%, 8/1/43	350,000	369,653
New Hampshire Business Finance Authority Rev., VRN, 3.93%, 7/20/39	6,084,424	5,651,789
New Haven Unified School District GO, 4.00%, 8/1/38	250,000	249,394
North Lake Tahoe Public Financing Authority Rev., (County of Placer CA), 5.25%, 12/1/42	3,250,000	3,465,310
Northern California Energy Authority Rev., VRN, 5.00%, 12/1/54 (GA: Pacific Life Insurance Co.)	10,000,000	10,668,610
Northern California Sanitation Agencies Financing Authority Rev., (Sacramento Area Sewer District), 5.00%, 12/1/39	1,000,000	1,108,911
Northern California Transmission Agency Rev., 5.00%, 5/1/28	1,000,000	1,017,230
Northern California Transmission Agency Rev., 5.00%, 5/1/29	1,000,000	1,016,904
Northern California Transmission Agency Rev., 5.00%, 5/1/30	1,855,000	1,885,096
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/36	1,825,000	1,841,511
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/37	1,900,000	1,907,630

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/38	$1,420,000	$1,407,437
Oakland Sewer Rev., 5.00%, 6/15/26	1,200,000	1,207,689
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/28	1,185,000	1,211,509
Oakland Unified School District/Alameda County GO, 5.25%, 8/1/40 (AG)	1,500,000	1,630,367
Oakland Unified School District/Alameda County GO, 5.25%, 8/1/41 (AG)	2,250,000	2,421,181
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 35), 5.00%, 9/1/39	500,000	515,136
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 35), 5.00%, 9/1/44	500,000	498,698
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/25	325,000	325,000
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/26	340,000	343,319
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/29	230,000	234,273
Ontario Community Facilities District No. 56 Special Tax, (City of Ontario CA Community Facilities District No. 56), 5.00%, 9/1/38	1,200,000	1,252,335
Ontario Community Facilities District No. 56 Special Tax, (City of Ontario CA Community Facilities District No. 56), 5.25%, 9/1/43	1,000,000	1,025,058
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/32	550,000	588,997
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/33	575,000	614,685
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/34	605,000	644,773
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/39	1,150,000	1,165,338
Ontario Montclair School District GO, 4.00%, 8/1/48	3,000,000	2,707,636
Orange County Special Assessment, (County of Orange CA Reassessment District No. 17-1R), 3.00%, 9/2/25	285,000	285,000
Orange County Special Assessment, (County of Orange CA Reassessment District No. 17-1R), 5.00%, 9/2/26	600,000	615,512
Orange County Special Assessment, (County of Orange CA Reassessment District No. 17-1R), 5.00%, 9/2/28	600,000	646,507
Orange County Special Assessment, (County of Orange CA Reassessment District No. 17-1R), 5.00%, 9/2/30	875,000	942,517
Orange County Airport Rev., 5.00%, 7/1/26(2)	1,000,000	1,022,164
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/29	2,000,000	2,039,133
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/30	2,220,000	2,260,629
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/32	2,575,000	2,613,531
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/37	1,300,000	1,356,214
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/47	1,700,000	1,698,173
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.50%, 8/15/48	1,200,000	1,226,689
Orange County Sanitation District Rev., 5.00%, 2/1/36	6,130,000	6,172,952
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/34	1,685,000	1,405,771
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	3,500,000	2,820,612
Oxnard Financing Authority Rev., (City of Oxnard CA Wastewater), 5.00%, 6/1/26 (AG)	3,690,000	3,695,666
Oxnard Financing Authority Rev., (City of Oxnard CA Wastewater), 5.00%, 6/1/28 (AG)	1,515,000	1,517,695
Oxnard Financing Authority Rev., (City of Oxnard CA Wastewater), 5.00%, 6/1/32 (AG)	2,500,000	2,503,968
Oxnard Financing Authority Rev., (City of Oxnard CA Wastewater), 5.00%, 6/1/33 (AG)	1,000,000	1,001,580
Oxnard School District GO, 5.00%, 8/1/41 (BAM)	1,000,000	1,056,572
Oxnard School District GO, 5.00%, 8/1/44 (BAM)	1,190,000	1,242,436
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/30 (BAM)	350,000	363,088
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28 (NPFG)	2,150,000	2,204,314
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (NPFG)	2,075,000	2,126,512
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (NPFG)	1,215,000	1,243,029
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/25	650,000	649,038
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/26	475,000	471,318
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/27	720,000	710,501
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/32	4,000,000	3,725,412
Palomar Health GO, (Palomar Health Obligated Group), 5.00%, 8/1/28	1,340,000	1,338,886
Palomar Health GO, (Palomar Health Obligated Group), Capital Appreciation, 7.00%, 8/1/38 (AG)	3,330,000	3,631,275

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/29	$4,585,000	$4,459,683
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	4,080,000	3,623,360
Palos Verdes Peninsula Unified School District GO, Capital Appreciation, 0.00%, 8/1/33(1)	2,600,000	2,014,045
Paradise Unified School District COP, 5.25%, 5/1/44	1,000,000	1,000,538
Paradise Unified School District COP, 5.25%, 5/1/48	2,620,000	2,567,062
Pasadena Public Financing Authority Rev., (City of Pasadena CA), Capital Appreciation, 0.00%, 6/1/40(1)	1,000,000	509,929
Pasadena Public Financing Authority Rev., (City of Pasadena CA), Capital Appreciation, 0.00%, 6/1/41(1)	1,000,000	477,366
Pasadena Public Financing Authority Rev., (City of Pasadena CA), Capital Appreciation, 0.00%, 6/1/42(1)	1,000,000	451,916
Pasadena Unified School District GO, 5.00%, 8/1/29	2,700,000	2,998,199
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/31	1,045,000	1,134,130
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/32	785,000	849,590
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/36	300,000	319,916
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/37	435,000	460,821
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/38	550,000	576,409
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/39	1,210,000	1,259,915
Peninsula Corridor Joint Powers Board Rev., 5.00%, 6/1/41	3,625,000	3,823,753
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/27 (AG)	3,340,000	3,426,027
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/29 (AG)	3,000,000	3,074,775
Pleasanton Unified School District GO, 4.00%, 8/1/42	3,280,000	3,102,202
Pomona Unified School District GO, 6.55%, 8/1/29 (NPFG)	600,000	652,954
Pomona Unified School District GO, 5.00%, 8/1/42	150,000	159,300
Pomona Unified School District GO, 5.00%, 8/1/43	200,000	210,754
Pomona Unified School District GO, 5.00%, 8/1/44	400,000	419,286
Port of Los Angeles Rev., 5.00%, 8/1/41	665,000	726,737
Port of Los Angeles Rev., 5.00%, 8/1/42	500,000	541,457
Poway Unified School District GO, (Poway Unified School District Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/38(1)	2,000,000	1,171,646
Poway Unified School District GO, (Poway Unified School District Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/41(1)	4,890,000	2,380,959
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,630,000	1,666,012
Rancho Cucamonga Redevelopment Successor Agency Tax Allocation, (Rancho Cucamonga Redev Agency Successor Agency Rancho Redev Project Area), 5.00%, 9/1/31	1,775,000	2,015,283
Rancho Cucamonga Redevelopment Successor Agency Tax Allocation, (Rancho Cucamonga Redev Agency Successor Agency Rancho Redev Project Area), 5.00%, 9/1/32	1,000,000	1,146,097
Rancho Santa Fe Community Services District Special Tax, (Rancho Santa Fe Community Services District Community Facilities District No. 1), 5.00%, 9/1/27	1,500,000	1,536,838
Ravenswood City School District GO, 5.25%, 8/1/45 (AG)	3,375,000	3,500,479
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/30 (AMBAC)(1)	3,305,000	2,845,248
Redwood City School District GO, 5.00%, 8/1/38	200,000	220,518
Redwood City School District GO, 5.00%, 8/1/39	250,000	273,444
Redwood City School District GO, 5.00%, 8/1/40	350,000	378,506
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	3,015,000	3,052,752
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	2,900,000	3,265,177
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	2,000,000	2,022,970
Rialto Special Tax, (City of Rialto CA Community Facilities District No. 2020-1), 5.00%, 9/1/40	775,000	775,707
Rialto Special Tax, (City of Rialto CA Community Facilities District No. 2020-1), 5.00%, 9/1/45	1,225,000	1,197,817
Rialto Unified School District GO, Capital Appreciation, 0.00%, 8/1/46 (BAM)(1)	1,000,000	351,032
Rialto Unified School District GO, Capital Appreciation, 0.00%, 8/1/47 (BAM)(1)	1,175,000	390,067
Rio Hondo Community College District GO, 5.00%, 8/1/43	1,000,000	1,061,960
Rio Hondo Community College District GO, Capital Appreciation, 0.00%, 8/1/36(1)	6,400,000	4,180,814
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/27 (AG)	250,000	263,884
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/28 (AG)	500,000	540,449

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/34 (AG)	$1,000,000	$1,148,404
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/35 (AG)	1,325,000	1,501,988
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/36 (AG)	1,000,000	1,120,160
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/37 (AG)	750,000	830,923
Riverside County Transportation Commission Rev., 4.00%, 6/1/40	2,500,000	2,343,509
Riverside County Transportation Commission Rev., 4.00%, 6/1/46	1,820,000	1,560,036
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)(2)	465,000	435,526
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)	535,000	492,206
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/30(1)	1,000,000	859,344
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/31(1)	1,555,000	1,282,083
Riverside Sewer Rev., 5.00%, 8/1/26	3,400,000	3,406,359
Riverside Sewer Rev., 5.00%, 8/1/28	1,935,000	1,938,619
Riverside Sewer Rev., 5.00%, 8/1/29	1,330,000	1,332,487
Riverside Sewer Rev., 5.00%, 8/1/35	3,750,000	3,952,320
Riverside Sewer Rev., 5.00%, 8/1/37	1,605,000	1,822,704
Riverside Sewer Rev., 5.00%, 8/1/37	3,265,000	3,411,606
Riverside Sewer Rev., 5.00%, 8/1/38	2,400,000	2,685,652
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 40), 5.00%, 9/1/40	1,275,000	1,285,268
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 40), 5.00%, 9/1/45	1,500,000	1,475,886
RNR School Financing Authority Special Tax, (RNR School Financing Authority Community Facilities District No. 92-1), 5.00%, 9/1/34 (BAM)	1,035,000	1,173,748
RNR School Financing Authority Special Tax, (RNR School Financing Authority Community Facilities District No. 92-1), 5.00%, 9/1/35 (BAM)	1,000,000	1,128,967
RNR School Financing Authority Special Tax, (RNR School Financing Authority Community Facilities District No. 92-1), 5.00%, 9/1/36 (BAM)	1,325,000	1,478,946
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Area No. 4), 5.00%, 9/1/36	1,000,000	1,027,864
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Area No. 4), 5.00%, 9/1/37	1,100,000	1,126,703
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Area No. 4), 5.00%, 9/1/38	1,000,000	1,019,531
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-1), 5.00%, 9/1/44	565,000	565,753
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-2 Area No. 1), 5.00%, 9/1/40	250,000	252,921
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-2 Area No. 1), 5.00%, 9/1/45	1,500,000	1,479,577
Romoland School District Special Tax, (Romoland School District-Community Facilities District No. 2017-1 Impt Area 2), 5.00%, 9/1/38	250,000	260,047
Romoland School District Special Tax, (Romoland School District-Community Facilities District No. 2017-1 Impt Area 2), 5.00%, 9/1/43	425,000	428,120
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/34	250,000	266,435
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/39	1,000,000	1,018,456
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/44	550,000	535,436
Roseville Special Tax, (City of Roseville CA Creekview Community Facilities District No. 1 Area No. 1), 5.00%, 9/1/40	1,260,000	1,274,520
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/26	1,075,000	1,100,675
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/28	1,025,000	1,069,308
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/30	1,390,000	1,437,473
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/32	1,245,000	1,278,421

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/34	$1,045,000	$1,068,128
Roseville Special Tax, (City of Roseville CA SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/37	350,000	339,264
Roseville Water Utility COP, 5.00%, 12/1/26	1,690,000	1,702,550
Roseville Water Utility COP, 5.00%, 12/1/27	2,250,000	2,265,205
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 3.00%, 9/1/25	450,000	450,000
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/27	570,000	582,071
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/29	710,000	736,171
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/30	265,000	274,960
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/31	220,000	226,414
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/32	315,000	322,091
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/34	560,000	563,578
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/36	660,000	649,947
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/41	1,000,000	907,834
Sacramento County Airport System Rev., 5.00%, 7/1/33	1,450,000	1,522,079
Sacramento County Airport System Rev., 5.00%, 7/1/34	1,000,000	1,045,656
Sacramento County Airport System Rev., 5.00%, 7/1/34	1,000,000	1,148,612
Sacramento County Airport System Rev., 5.00%, 7/1/35	1,000,000	1,041,494
Sacramento County Airport System Rev., 5.00%, 7/1/39	1,250,000	1,367,082
Sacramento County Airport System Rev., 5.00%, 7/1/40	3,000,000	3,247,217
Sacramento Municipal Utility District Rev., 5.00%, 8/15/26	6,500,000	6,683,474
Sacramento Municipal Utility District Rev., 5.00%, 8/15/27	3,000,000	3,174,881
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	4,000,000	4,348,386
Sacramento Municipal Utility District Rev., 5.00%, 8/15/36	7,465,000	8,073,112
Sacramento Municipal Utility District Rev., 5.00%, 11/15/41	4,350,000	4,678,751
Sacramento Municipal Utility District Rev., 5.00%, 11/15/42	1,000,000	1,063,008
Sacramento Municipal Utility District Rev., VRN, 5.00%, 8/15/49	3,850,000	4,373,086
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/34 (BAM)	1,355,000	1,360,343
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/36	3,220,000	3,350,966
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/38	1,000,000	1,031,710
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/25	1,050,000	1,052,318
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/26	825,000	851,359
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/25 (AG)	1,275,000	1,281,873
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	675,000	677,432
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/31	1,000,000	1,039,838
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/32	850,000	881,550
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/33	1,000,000	1,034,439
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	700,000	721,749
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	1,000,000	1,028,350
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/39	1,000,000	1,037,436
San Diego County Regional Transportation Commission Rev., 5.00%, 4/1/38	1,300,000	1,443,019
San Diego County Water Authority Rev., 5.00%, 5/1/26	2,390,000	2,392,999
San Diego County Water Authority Rev., 5.00%, 5/1/27	3,485,000	3,489,493
San Diego County Water Authority Rev., 5.00%, 5/1/28	3,000,000	3,213,208
San Diego County Water Authority Rev., 4.00%, 5/1/34	1,900,000	1,987,791
San Diego Public Facilities Financing Authority Rev., (City of San Diego CA Sewer Utility), 5.00%, 5/15/28	10,000,000	10,189,464

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
San Diego Public Facilities Financing Authority Rev., (City of San Diego CA Sewer Utility), 5.00%, 8/1/38	$5,000,000	$5,187,082
San Diego Public Facilities Financing Authority Rev., (City of San Diego CA Sewer Utility), 5.00%, 5/15/39	1,800,000	1,949,771
San Diego Public Facilities Financing Authority Rev., (City of San Diego CA Water Utility), 5.00%, 8/1/42	4,805,000	5,170,498
San Diego Unified School District GO, 5.00%, 7/1/31	500,000	574,096
San Diego Unified School District GO, 5.00%, 7/1/34	1,000,000	1,179,108
San Diego Unified School District GO, 5.00%, 7/1/41	900,000	1,009,949
San Diego Unified School District GO, 5.00%, 7/1/42	500,000	553,657
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/39(1)	1,410,000	728,107
San Francisco Bay Area Rapid Transit District GO, 5.00%, 8/1/40	5,000,000	5,330,237
San Francisco Bay Area Rapid Transit District GO, 4.00%, 8/1/42	7,425,000	6,872,772
San Francisco Bay Area Rapid Transit District Rev., 5.00%, 7/1/28	1,500,000	1,503,446
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/39	6,000,000	6,232,022
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/40	1,000,000	1,072,690
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/43	6,750,000	6,998,230
San Francisco City & County Public Utilities Commission Wastewater Rev., 5.25%, 10/1/42	1,000,000	1,064,968
San Francisco City & County Public Utilities Commission Wastewater Rev., VRN, 4.00%, 10/1/48	2,485,000	2,627,833
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/26	425,000	425,783
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/27	550,000	550,787
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/28	370,000	370,540
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/29 (AG)	1,980,000	2,172,842
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/30 (AG)	1,095,000	1,220,833
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/31	400,000	400,431
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/31 (AG)	1,095,000	1,233,284
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/32 (AG)	1,250,000	1,419,807
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/33 (AG)	1,290,000	1,470,383
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/34 (AG)	2,900,000	3,317,241
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/35 (AG)	1,150,000	1,315,184
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/36 (AG)	1,240,000	1,401,125
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/37 (AG)	2,160,000	2,412,456
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/38 (AG)	3,080,000	3,392,483
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/39 (AG)	645,000	703,639
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/40 (AG)	685,000	738,940
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/28	1,055,000	1,056,949
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/39	2,500,000	2,851,366
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/40	1,310,000	1,488,515
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/34	1,500,000	1,541,238
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/34	7,809,000	8,023,687
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/35	1,730,000	1,760,533
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/36	1,400,000	1,414,130
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/44	986,000	879,122
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	1,045,000	1,045,075

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
San Jose Rev., (La Moraga San Jose LP), 3.90%, 10/1/35 (FNMA)(4)	$4,871,000	$4,876,520
San Jose Evergreen Community College District GO, 4.00%, 9/1/45	5,000,000	4,679,008
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/36	150,000	147,715
San Luis Obispo County Financing Authority Rev., (County of San Luis Obispo CA), 5.50%, 11/15/47	4,000,000	4,236,426
San Mateo Foster City Public Financing Authority Rev., (City of San Mateo CA Sewer), 5.00%, 8/1/34	1,050,000	1,131,533
San Mateo Foster City Public Financing Authority Rev., (City of San Mateo CA Sewer), 4.00%, 8/1/35	1,100,000	1,123,974
San Mateo Foster City Public Financing Authority Rev., (City of San Mateo CA Sewer), 5.00%, 8/1/36	1,885,000	2,011,590
San Mateo Foster City School District GO, 5.00%, 8/1/40	1,000,000	1,075,511
San Mateo Foster City School District GO, 5.00%, 8/1/41	1,150,000	1,225,737
San Mateo Foster City School District GO, 4.00%, 8/1/42	1,000,000	964,165
San Mateo Union High School District GO, Capital Appreciation, VRN, 0.00%, 9/1/33	2,000,000	1,980,302
San Pablo Redevelopment Successor Agency Tax Allocation, 5.00%, 6/15/28	1,345,000	1,442,859
San Pablo Redevelopment Successor Agency Tax Allocation, 5.00%, 6/15/29	1,345,000	1,472,803
Santa Ana Gas Tax Rev., 5.00%, 1/1/34	720,000	766,342
Santa Ana Gas Tax Rev., 5.00%, 1/1/35	1,260,000	1,334,883
Santa Ana Gas Tax Rev., 5.00%, 1/1/37	1,260,000	1,315,925
Santa Barbara Community College District GO, 6.00%, 8/1/41	1,000,000	1,173,607
Santa Barbara Financing Authority Rev., (City of Santa Barbara CA Airport), 5.00%, 4/1/29	1,515,000	1,663,147
Santa Barbara Financing Authority Rev., (City of Santa Barbara CA Airport), 5.00%, 4/1/31	845,000	914,007
Santa Barbara Financing Authority Rev., (City of Santa Barbara CA Airport), 5.00%, 4/1/33	840,000	899,510
Santa Barbara Financing Authority Rev., (City of Santa Barbara CA Airport), 5.00%, 4/1/35	2,035,000	2,152,401
Santa Barbara Financing Authority Rev., (City of Santa Barbara CA Airport), 5.00%, 4/1/38	1,000,000	1,042,015
Santa Clara Valley Water District Safe Clean Water COP, 5.00%, 12/1/26	2,000,000	2,066,595
Santa Clarita Community College District GO, 5.25%, 8/1/45	3,000,000	3,150,573
Santa Clarita Community College District GO, 5.25%, 8/1/48	3,500,000	3,640,619
Santa Cruz County Redevelopment Agency Tax Allocation, 5.00%, 9/1/35 (AG)	1,500,000	1,500,000
Santa Monica Redevelopment Agency Tax Allocation, (Santa Monica Redevelopment Agency Successor Agy Earthquake Recovery Redev Proj), 5.875%, 7/1/42	1,000,000	1,002,327
Santa Paula Special Tax, (City of Santa Paula CA Harvest Community Facilities District No. 1 Area A), 5.00%, 9/1/40	1,000,000	1,010,195
Santa Paula Utility Authority Rev., (City of Santa Paula CA), 5.00%, 2/1/31 (AG)	2,090,000	2,266,847
Santa Paula Utility Authority Rev., (City of Santa Paula CA), 5.00%, 2/1/32 (AG)	1,900,000	2,046,364
Santa Paula Utility Authority Rev., (City of Santa Paula CA), 4.00%, 2/1/33 (AG)	2,000,000	2,035,214
Santa Paula Utility Authority Rev., (City of Santa Paula CA), 4.00%, 2/1/34 (AG)	600,000	607,503
Shasta Union High School District GO, Capital Appreciation, 0.00%, 2/1/29(1)	10,000,000	9,096,268
Sierra Joint Community College District GO, 4.00%, 8/1/48	4,000,000	3,570,249
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/29 (NPFG)	1,100,000	1,124,397
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/33 (NPFG)	1,325,000	1,347,445
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AG)(2)	15,000	16,404
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AG)	435,000	464,433
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AG)(2)	70,000	76,550
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AG)	2,040,000	2,144,337
South Bayside Waste Management Authority Rev., 5.00%, 9/1/39 (AG)	2,450,000	2,520,013
South Bayside Waste Management Authority Rev., 5.00%, 9/1/40 (AG)(2)	80,000	87,486
South Orange County Public Financing Authority Rev., (County of Orange CA), 5.00%, 6/1/37	1,935,000	2,133,191
South Orange County Public Financing Authority Rev., (County of Orange CA), 5.00%, 6/1/38	1,400,000	1,526,544
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/26	1,000,000	1,023,539
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/27	1,155,000	1,211,199
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/28	1,340,000	1,438,334
South San Francisco Special Tax, (City of South San Francisco CA Community Facilities District No. 2021-01), 5.00%, 9/1/40	275,000	276,974
South San Francisco Special Tax, (City of South San Francisco CA Community Facilities District No. 2021-01), 5.00%, 9/1/45	500,000	493,809
Southern California Public Power Authority Rev., 5.00%, 11/1/28 (GA: Goldman Sachs Group, Inc.)	835,000	874,691

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Southern California Public Power Authority Rev., (City of Anaheim CA Electric System), VRN, 3.70%, 7/1/40	$2,250,000	$2,262,340
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/35	5,400,000	5,916,626
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/48	6,250,000	6,251,532
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), VRN, 5.00%, 7/1/53	7,150,000	7,608,721
Southern California Water Replenishment District Rev., 5.00%, 8/1/35	2,190,000	2,295,675
Southern California Water Replenishment District Rev., 5.00%, 8/1/37	2,170,000	2,253,373
State of California GO, 5.00%, 9/1/28	10,000,000	10,834,969
State of California GO, 5.00%, 11/1/28	5,000,000	5,438,103
State of California GO, 5.00%, 9/1/31	3,685,000	4,192,625
State of California GO, 5.00%, 8/1/33	7,000,000	8,069,354
State of California GO, 4.00%, 3/1/36	700,000	728,736
State of California GO, 4.00%, 3/1/37	825,000	846,183
State of California GO, 4.00%, 3/1/37	10,100,000	10,204,751
State of California GO, 4.00%, 9/1/37	1,250,000	1,272,511
State of California GO, 4.00%, 3/1/38	1,000,000	1,012,658
State of California GO, 4.00%, 3/1/38	5,000,000	5,022,555
State of California GO, 5.00%, 9/1/39	5,000,000	5,441,488
State of California GO, 4.00%, 10/1/41	6,595,000	6,431,241
State of California GO, 5.00%, 3/1/42	1,000,000	1,073,475
State of California GO, 4.00%, 4/1/42	7,500,000	7,153,199
State of California GO, 4.00%, 9/1/42	1,000,000	959,432
State of California GO, 5.00%, 9/1/42	2,025,000	2,061,589
State of California GO, 5.00%, 9/1/42	4,000,000	4,199,720
State of California GO, 5.00%, 3/1/43	1,000,000	1,061,483
State of California GO, 5.25%, 8/1/44	2,510,000	2,690,410
Stockton Public Financing Authority Rev., (City of Stockton CA Water), 5.00%, 10/1/30 (BAM)	1,000,000	1,070,919
Stockton Public Financing Authority Rev., (City of Stockton CA Water), 5.00%, 10/1/31 (BAM)	1,000,000	1,064,045
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (AG)	1,500,000	1,537,687
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (AG)	1,800,000	1,842,600
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AG)	1,825,000	1,864,549
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/34 (AG)	1,000,000	1,016,559
Stockton Unified School District GO, 5.00%, 8/1/35 (AG)	1,110,000	1,265,337
Stockton Unified School District GO, 5.00%, 8/1/35 (AG)	2,375,000	2,707,366
Stockton Unified School District GO, 5.00%, 8/1/36 (AG)	850,000	952,946
Stockton Unified School District GO, 5.00%, 8/1/36 (AG)	1,325,000	1,485,474
Stockton Unified School District GO, 5.00%, 8/1/39 (AG)	1,000,000	1,085,178
Stockton Unified School District GO, 5.00%, 8/1/40 (AG)	500,000	536,481
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/29	225,000	239,351
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/31	330,000	353,961
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/32	385,000	413,520
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/33	445,000	476,657
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/28 (AG)	500,000	529,251
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/29 (AG)	1,155,000	1,218,288
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/31 (AG)	765,000	800,497
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/32 (AG)	750,000	782,462
Temescal Valley Water District Public Financing Authority Special Tax, 5.00%, 9/1/27 (AG)	1,060,000	1,114,686
Temescal Valley Water District Public Financing Authority Special Tax, 5.00%, 9/1/28 (AG)	1,130,000	1,216,160

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/30	$1,000,000	$1,068,854
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/28	425,000	438,384
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/33	3,220,000	3,319,087
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/38	3,270,000	3,311,846
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 2), 5.25%, 9/1/38	700,000	730,427
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 2), 5.625%, 9/1/43	1,400,000	1,448,793
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/31	1,025,000	1,076,527
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/26	1,185,000	1,208,145
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/28	1,310,000	1,372,506
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/30	800,000	847,034
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/30	1,440,000	1,523,415
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/31	750,000	784,492
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/33	815,000	845,153
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/34	300,000	309,504
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/35	300,000	307,691
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/37	700,000	708,095
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/38	320,000	321,961
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/39	1,000,000	1,001,376
Truckee Redevelopment Successor Agency Tax Allocation, 4.00%, 9/1/32 (AG)	330,000	341,558
Tulare Local Health Care District GO, 4.00%, 8/1/27 (BAM)	585,000	600,796
Tulare Local Health Care District GO, 4.00%, 8/1/28 (BAM)	435,000	452,356
Tulare Local Health Care District GO, 4.00%, 8/1/29 (BAM)	740,000	776,372
Tustin Community Facilities District Special Tax, (City of Tustin CA Community Facilities District No. 06-1), 5.00%, 9/1/28	1,000,000	1,000,000
Tustin Community Facilities District Special Tax, (City of Tustin CA Community Facilities District No. 06-1), 5.00%, 9/1/30	1,000,000	1,000,000
Tustin Financing Authority Special Tax, 5.00%, 9/1/28	325,000	349,878
Tustin Financing Authority Special Tax, 5.00%, 9/1/29	325,000	357,099
Tustin Financing Authority Special Tax, 5.00%, 9/1/30 (AG)	320,000	357,831
Tustin Financing Authority Special Tax, 5.00%, 9/1/31 (AG)	485,000	547,490
Tustin Financing Authority Special Tax, 5.00%, 9/1/32 (AG)	480,000	545,537
Tustin Financing Authority Special Tax, 5.00%, 9/1/33 (AG)	775,000	883,672
Tustin Financing Authority Special Tax, 5.00%, 9/1/34 (AG)	1,000,000	1,140,751
Tustin Financing Authority Special Tax, 5.00%, 9/1/35 (AG)	700,000	797,896
University of California Rev., 4.00%, 5/15/26	2,415,000	2,447,251
University of California Rev., 5.00%, 5/15/26	15,000,000	15,310,714
University of California Rev., 5.00%, 5/15/29	4,000,000	4,431,349
University of California Rev., 5.00%, 5/15/29	14,500,000	16,063,641
University of California Rev., 5.00%, 5/15/37	10,500,000	11,641,135
University of California Rev., 5.25%, 5/15/37	5,000,000	5,706,612

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
University of California Rev., 5.00%, 5/15/42	$2,500,000	$2,575,796
University of California Rev., 5.00%, 5/15/42	7,500,000	7,875,862
University of California Hastings College of the Law Rev., 5.00%, 4/1/31 (AG)	1,045,000	1,084,563
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/29	1,510,000	1,579,804
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/32	1,475,000	1,529,757
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/36	1,000,000	984,711
Vacaville Special Tax, (City of Vacaville CA-Community Facilities District No. 13 Improvement Area 1), 5.00%, 9/1/40	275,000	273,615
Vacaville Special Tax, (City of Vacaville CA-Community Facilities District No. 13 Improvement Area 1), 5.00%, 9/1/45	810,000	785,162
Walnut Energy Center Authority Rev., 5.00%, 1/1/26	2,425,000	2,447,085
Walnut Energy Center Authority Rev., 5.00%, 1/1/27	1,645,000	1,707,164
Washington Township Health Care District GO, 5.25%, 8/1/37	150,000	167,374
Washington Township Health Care District GO, 5.25%, 8/1/38	200,000	220,615
Washington Township Health Care District GO, 5.25%, 8/1/39	300,000	327,872
Washington Township Health Care District GO, 5.25%, 8/1/40	500,000	543,511
Washington Township Health Care District Rev., 5.00%, 7/1/27	755,000	782,920
Washington Township Health Care District Rev., 5.00%, 7/1/41	300,000	294,069
Washington Township Health Care District Rev., 5.00%, 7/1/42	250,000	242,242
Washington Township Health Care District Rev., 5.00%, 7/1/43	225,000	216,057
West Contra Costa Unified School District GO, 5.00%, 8/1/34 (BAM)	2,000,000	2,287,752
West Contra Costa Unified School District GO, 4.00%, 8/1/41 (BAM)	900,000	871,697
West Sacramento Enhanced Infrastructure Financing District No. 1 Tax Allocation, 5.00%, 9/1/40 (AG)	800,000	839,922
West Sacramento Enhanced Infrastructure Financing District No. 1 Tax Allocation, 5.00%, 9/1/45 (AG)	2,250,000	2,274,800
West Valley-Mission Community College District GO, 5.00%, 8/1/38	1,000,000	1,097,561
Western Placer Waste Management Authority Rev., 4.00%, 6/1/42	4,770,000	4,394,174
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/25	1,170,000	1,170,000
Whittier Union High School District GO, 4.00%, 8/1/43	2,000,000	1,909,151
Whittier Union High School District GO, 4.00%, 8/1/46	4,000,000	3,668,244
William S Hart Union High School District Special Tax, (William S Hart Union High School District Cmnty Facs Dist No. 2021-1 Impt Area A), 5.00%, 9/1/44	385,000	381,671
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/31(1)	1,210,000	1,033,779
Yosemite Community College District GO, Capital Appreciation, VRN, 0.00%, 8/1/42	1,410,000	1,126,438
		1,954,297,226
Guam — 0.8%
Antonio B Won Pat International Airport Authority Rev., 5.00%, 10/1/30	100,000	107,752
Antonio B Won Pat International Airport Authority Rev., 5.00%, 10/1/31	100,000	108,068
Antonio B Won Pat International Airport Authority Rev., 5.00%, 10/1/32	100,000	108,041
Antonio B Won Pat International Airport Authority Rev., 5.00%, 10/1/33	100,000	108,310
Guam Government Waterworks Authority Rev., 5.00%, 7/1/26	500,000	508,339
Guam Government Waterworks Authority Rev., 5.00%, 7/1/27	900,000	933,577
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.00%, 7/1/35	605,000	658,765
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.00%, 7/1/36	585,000	628,406
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.00%, 7/1/37	820,000	866,630
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.00%, 7/1/38	1,010,000	1,053,169
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.25%, 7/1/39	1,000,000	1,053,750
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.25%, 7/1/40	1,105,000	1,156,017
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.25%, 7/1/41	555,000	575,284
Guam Power Authority Rev., 5.00%, 10/1/26	450,000	460,603
Guam Power Authority Rev., 5.00%, 10/1/27	300,000	313,576

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Guam Power Authority Rev., 5.00%, 10/1/28	$300,000	$319,516
Guam Power Authority Rev., 5.00%, 10/1/29	400,000	431,965
Guam Power Authority Rev., 5.00%, 10/1/30	150,000	163,458
Guam Power Authority Rev., 5.00%, 10/1/34	750,000	825,584
Guam Power Authority Rev., 5.00%, 10/1/40	3,525,000	3,526,085
Territory of Guam Rev., 5.00%, 1/1/30	850,000	910,799
Territory of Guam Rev., 5.00%, 1/1/31	875,000	945,309
Territory of Guam Rev., 5.00%, 1/1/32	1,250,000	1,358,600
		17,121,603
Puerto Rico — 0.2%
Puerto Rico GO, VRN, 0.00%, 11/1/51	1,662,019	920,343
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(1)	10,000,000	2,334,157
		3,254,500
TOTAL MUNICIPAL SECURITIES (Cost $1,992,584,505)		1,974,673,329
AFFILIATED FUNDS(5) — 0.3%
American Century California Municipal Bond ETF (Cost $6,067,506)	120,200	5,858,692
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $1,998,652,011)		1,980,532,021
OTHER ASSETS AND LIABILITIES — 0.5%		10,119,248
TOTAL NET ASSETS — 100.0%		$1,990,651,269

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	460	December 2025	$95,927,969	$56,603
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	216	December 2025	$24,711,750	$(57,171)
^Amount represents value and unrealized appreciation (depreciation).

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
AMBAC	–	American Municipal Bond Assurance Corp.
BAM	–	Build America Mutual Assurance Corp.
BAM-TCRS	–	Build America Mutual Assurance Corp. - Transferrable Custodial Receipts
COP	–	Certificates of Participation
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
HUD	–	Housing and Urban Development
MUNIPSA	–	SIFMA Municipal Swap Index
NPFG	–	National Public Finance Guarantee Corp.
SBBPA	–	Standby Bond Purchase Agreement
ST INTERCEPT	–	State Intercept
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(2)Escrowed to maturity in U.S. government securities or state and local government securities.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $84,049,863, which represented 4.2% of total net assets.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

AFFILIATED FUND TRANSACTIONS
A summary of transactions for each affiliated fund for the period ended August 31, 2025 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century California Municipal Bond ETF	$5,056	$1,017	—	$(214)	$5,859	120	—	$192
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$1,974,673,329	—
Affiliated Funds	$5,858,692	—	—
	$5,858,692	$1,974,673,329	—
Other Financial Instruments
Futures Contracts	$56,603	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$57,171	—	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Interest Rate Risk
Asset Derivatives:
Receivable for variation margin on futures contracts*	$51,501

*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended August 31, 2025.

Type of Risk Exposure
Interest Rate Risk
Net realized gain (loss) on:
Futures contract transactions	$(47,492)

Change in net unrealized appreciation (depreciation) on:
Futures contracts	$(13,650)

See Notes to Financial Statements.

Schedule of Investments - California Tax-Free Money Market Fund

AUGUST 31, 2025

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.6%
California — 99.6%
Anaheim Housing & Public Improvements Authority Rev., (City of Anaheim CA Water System), VRDN, 3.60%, 9/2/25 (LOC: Bank of America N.A.)	$1,750,000	$1,750,000
Bay Area Toll Authority Rev., VRDN, 1.55%, 9/7/25 (LOC: Sumitomo Mitsui Banking Corp.)	410,000	410,000
Bay Area Toll Authority Rev., VRDN, 2.66%, 9/7/25 (LOC: Sumitomo Mitsui Banking Corp.)	1,730,000	1,730,000
California Enterprise Development Authority Rev., (Community Hospice, Inc.), VRDN, 2.72%, 9/7/25 (LOC: Bank of Stockton and FHLB)	1,595,000	1,595,000
California Health Facilities Financing Authority, 2.60%, 12/2/25	1,000,000	1,000,000
California Health Facilities Financing Authority, 2.62%, 12/3/25	5,450,000	5,450,000
California Infrastructure & Economic Development Bank Rev., (EB Property Management LLC), VRDN, 2.65%, 9/7/25 (LOC: California United Bank and Wells Fargo Bank N.A.)	185,000	185,000
California Infrastructure & Economic Development Bank Rev., (Goodwill Industries of Orange County), VRDN, 2.73%, 9/7/25 (LOC: Wells Fargo Bank N.A.)	670,000	670,000
California Infrastructure & Economic Development Bank Rev., (Kennfoods USA LLC), VRDN, 2.45%, 9/7/25 (LOC: Bank of the West and BMO Bank N.A.)	460,000	460,000
California Infrastructure & Economic Development Bank Rev., (Los Angeles Society for the Prevention of Cruelty to Animals), VRDN, 2.34%, 9/7/25 (LOC: Bank of New York Mellon)	500,000	500,000
California Municipal Finance Authority Rev., (Pacific Meadows Senior Housing LP), VRDN, 2.73%, 9/7/25 (LOC: FHLMC)(LIQ FAC: FHLMC)	1,850,000	1,850,000
California Pollution Control Financing Authority Rev., (Big Bear Disposal, Inc.), VRDN, 2.10%, 9/7/25 (LOC: Union Bank N.A.)	450,000	450,000
California State University, 2.65%, 9/4/25 (LOC: Wells Fargo Bank N.A.)	500,000	500,000
California Statewide Communities Development Authority, 2.90%, 10/9/25	500,000	500,000
California Statewide Communities Development Authority Rev., (Marvin & Bebe L Zigman), VRDN, 2.50%, 9/7/25 (LOC: Wells Fargo Bank N.A.)	1,200,000	1,200,000
California Statewide Communities Development Authority Rev., (Rady Children's Hospital Obligated Group), VRDN, 2.18%, 9/7/25 (LOC: Northern Trust Company)	3,870,000	3,870,000
California Statewide Communities Development Authority Rev., (Southside Brookshore Associates LP), VRDN, 2.43%, 9/7/25 (LOC: East West Bank and FHLB)	7,000,000	7,000,000
Calleguas-Las Virgenes Public Financing Authority Rev., VRDN, 2.18%, 9/7/25 (LOC: Wells Fargo Bank N.A.)	500,000	500,000
Irvine Ranch Water District Special Assessment, VRDN, 1.58%, 9/7/25 (LOC: Sumitomo Mitsui Banking Corp.)	1,000,000	1,000,000
Irvine Ranch Water District Special Assessment, VRDN, 1.58%, 9/7/25 (LOC: Sumitomo Mitsui Banking Corp.)	2,000,000	2,000,000
Los Angeles COP, (Kadima Hebrew Academy), VRDN, 3.03%, 9/7/25 (LOC: California Bank & Trust and U.S. Bank N.A.)	5,055,000	5,055,000
Los Angeles County Capital Asset Leasing Corp., 2.50%, 9/11/25 (LOC: Bank of Montreal)	3,700,000	3,700,000
Los Angeles County Capital Asset Leasing Corp., 2.75%, 10/2/25 (LOC: Bank of Montreal)	1,500,000	1,500,000
Mizuho Floater/Residual Trust Rev., VRDN, 2.94%, 10/5/25 (LOC: Mizuho Capital Markets LLC)(1)	3,120,000	3,120,000
Mizuho Floater/Residual Trust Rev., VRDN, 2.94%, 10/5/25 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	3,300,000	3,300,000
Modesto Rev., (VO Associates A California LP), VRDN, 1.84%, 9/7/25 (LOC: FHLMC)(LIQ FAC: FHLMC)	3,000,000	3,000,000
Municipal Improvement Corp. of Los Angeles, 2.75%, 9/4/25 (LOC: U.S. Bank N.A.)	2,000,000	2,000,000
Municipal Improvement Corp. of Los Angeles, 2.55%, 10/2/25 (LOC: U.S. Bank N.A.)	1,000,000	1,000,000
Municipal Improvement Corp. of Los Angeles, 2.62%, 10/2/25 (LOC: Bank of America N.A.)	1,000,000	1,000,000
Municipal Improvement Corp. of Los Angeles, 2.55%, 10/15/25 (LOC: U.S. Bank N.A.)	1,400,000	1,400,000
Orange County Water District COP, VRDN, 2.65%, 9/7/25 (LOC: Bank of America N.A.)	890,000	890,000
RBC Municipal Products, Inc. Trust Rev., VRDN, 2.73%, 9/7/25 (LOC: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)(1)	3,000,000	3,000,000
Reedley COP, (Mennonite Brethren Homes, Inc.), VRDN, 2.73%, 9/7/25 (LOC: Bank of the Sierra and FHLB)	770,000	770,000
Riverside County Rev., 3.00%, 10/17/25	1,000,000	1,000,215
Riverside County Housing Authority Rev., (Pacific Inland Communities LLC), VRDN, 2.20%, 9/7/25 (LOC: FNMA)(LIQ FAC: FNMA)	1,000,000	1,000,000
San Diego County COP, VRDN, 2.05%, 9/7/25 (LOC: Northern Trust Company)	1,950,000	1,950,000
San Diego County Rev., 5.00%, 6/30/26	1,400,000	1,427,007
San Diego Housing Authority, Inc. Rev., (Park & Market Apartments Obligated Group), VRDN, 2.25%, 9/7/25 (LOC: Bank of America N.A.)	500,000	500,000

Schedule of Investments - California Tax-Free Money Market Fund

	Principal Amount	Value
San Francisco City & County Public Utilities Commission Wastewater Rev., 1.00%, 10/1/25 (LOC: U.S. Treasury)(2)	$1,540,000	$1,536,546
San Mateo Joint Powers Financing Authority Rev., (City of San Mateo CA), VRDN, 2.00%, 9/7/25 (LOC: Wells Fargo Bank N.A.)	960,000	960,000
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), VRDN, 3.25%, 9/2/25 (LOC: PNC Bank N.A.)	200,000	200,000
State of California Department of Water Resources, 2.70%, 9/3/25	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 2.88%, 9/2/25 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	4,340,000	4,340,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.75%, 9/2/25 (LOC: JPMorgan Chase Bank N.A.)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	5,200,000	5,200,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 4.05%, 9/2/25 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	1,250,000	1,250,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 2.75%, 9/7/25 (LOC: Bank of America N.A.)(LIQ FAC: Bank of America N.A.)(1)	2,400,000	2,400,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 2.77%, 9/7/25 (LOC: Deutsche Bank AG)(LIQ FAC: Deutsche Bank AG)(1)	2,830,000	2,830,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 2.75%, 10/5/25 (LOC: Bank of America N.A.)(LIQ FAC: Bank of America N.A.)(1)	4,000,000	4,000,000
Tender Option Bond Trust Receipts/Certificates Tax Allocation, VRDN, 2.81%, 9/7/25 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	5,290,000	5,290,000
University of California, 2.85%, 9/9/25	3,500,000	3,500,000
University of California, 3.00%, 9/10/25	1,250,000	1,250,000
University of California, 2.65%, 9/12/25	3,000,000	3,000,000
University of California, 2.75%, 9/25/25	500,000	500,000
University of California Rev., VRDN, 3.55%, 9/2/25	1,230,000	1,230,000
University of California Rev., VRDN, 2.70%, 9/7/25	1,500,000	1,500,000
University of California Rev., VRDN, 2.75%, 9/7/25	1,250,000	1,250,000
Yolo County Rev., (Beckett Hall, Inc.), VRDN, 2.21%, 9/7/25 (LOC: BMO Bank N.A.)	1,380,000	1,380,000
TOTAL INVESTMENT SECURITIES — 99.6%		114,848,768
OTHER ASSETS AND LIABILITIES — 0.4%		489,707
TOTAL NET ASSETS — 100.0%		$115,338,475

NOTES TO SCHEDULE OF INVESTMENTS
COP	–	Certificates of Participation
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
LIQ FAC	–	Liquidity Facilities
LOC	–	Letter of Credit
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $34,730,000, which represented 30.1% of total net assets.
(2)Escrowed to maturity in U.S. government securities or state and local government securities.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 2.

See Notes to Financial Statements.

Statements of Assets and Liabilities

AUGUST 31, 2025
	California High-Yield Municipal Fund	California Intermediate-Term Tax-Free Bond Fund
Assets
Investment securities, at value	$1,521,788,754	$1,974,673,329
Investment securities - affiliated, at value	7,813,214	5,858,692
Cash	55,184	47,384
Deposits with broker for futures contracts	464,600	631,300
Receivable for investments sold	160,850	290,000
Receivable for capital shares sold	4,594,127	1,525,567
Receivable for variation margin on futures contracts	37,891	51,501
Interest receivable	22,252,617	22,841,308
	1,557,167,237	2,005,919,081

Liabilities
Payable for investments purchased	12,550,174	10,646,811
Payable for capital shares redeemed	3,345,346	3,159,281
Accrued management fees	498,842	532,740
Distribution and service fees payable	19,830	4,963
Dividends payable	411,963	924,017
	16,826,155	15,267,812

Net Assets	$1,540,341,082	$1,990,651,269

Net Assets Consist of:
Capital paid in	$1,749,107,374	$2,078,469,995
Distributable earnings (loss)	(208,766,292)	(87,818,726)
	$1,540,341,082	$1,990,651,269

Investment securities, at cost	$1,614,899,276	$1,992,584,505
Investment securities - affiliated, at cost	$8,122,137	$6,067,506

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
California High-Yield Municipal Fund
Investor Class	$704,914,498	75,865,060	$9.29
I Class	$752,434,865	81,023,555	$9.29
Y Class	$24,190,519	2,604,219	$9.29
A Class	$46,953,251	5,053,161	$9.29
Maximum Offering Price Per Share (net asset value divide by 0.955)			$9.73
C Class	$11,847,949	1,274,925	$9.29
California Intermediate-Term Tax-Free Bond Fund
Investor Class	$575,139,209	52,182,496	$11.02
I Class	$1,061,247,050	96,261,631	$11.02
Y Class	$336,982,178	30,565,584	$11.02
A Class	$14,783,544	1,340,573	$11.03
Maximum Offering Price Per Share (net asset value divide by 0.955)			$11.55
C Class	$2,499,288	226,550	$11.03
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

AUGUST 31, 2025
California Tax-Free Money Market Fund
Assets
Investment securities, at value	$114,848,768
Cash	2,548
Receivable for investments sold	50,000
Receivable for capital shares sold	66,861
Interest receivable	453,757
115,421,934

Liabilities
Payable for capital shares redeemed	35,360
Accrued management fees	47,981
Dividends payable	118
83,459

Net Assets	$115,338,475

Net Assets Consist of:
Capital paid in	$115,333,447
Distributable earnings (loss)	5,028
$115,338,475

Investment securities, at cost	$114,848,768

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
California Tax-Free Money Market Fund
Investor Class	$115,338,475	115,328,874	$1.00

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED AUGUST 31, 2025
	California High-Yield Municipal Fund	California Intermediate-Term Tax-Free Bond Fund
Investment Income (Loss)
Income:
Interest	$69,520,496	$69,358,856
Income distributions from affiliated funds	238,534	191,916
	69,759,030	69,550,772
Expenses:
Management fees	6,227,575	6,323,055
Distribution and service fees:
A Class	119,302	34,537
C Class	141,529	29,257
Trustees' fees and expenses	100,469	126,775
Other expenses	1,989	9,049
	6,590,864	6,522,673
Fees waived	(20,501)	(16,015)
	6,570,363	6,506,658

Net investment income (loss)	63,188,667	63,044,114

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(20,996,620)	(9,203,828)
Futures contract transactions	(165,447)	(47,492)
	(21,162,067)	(9,251,320)

Change in net unrealized appreciation (depreciation) on:
Investments	(81,698,675)	(35,188,822)
Investments in affiliated funds	(311,222)	(214,361)
Futures contracts	(10,221)	(13,650)
	(82,020,118)	(35,416,833)

Net realized and unrealized gain (loss)	(103,182,185)	(44,668,153)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(39,993,518)	$18,375,961

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED AUGUST 31, 2025
California Tax-Free Money Market Fund
Investment Income (Loss)
Income:
Interest	$3,010,193

Expenses:
Management fees	552,484
Trustees' fees and expenses	7,099
Other expenses	127
559,710

Net investment income (loss)	2,450,483

Net realized gain (loss) on investment transactions	4,567

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,455,050

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2025 AND AUGUST 31, 2024
	California High-Yield Municipal Fund		California Intermediate-Term Tax-Free Bond Fund
Increase (Decrease) in Net Assets	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024
Operations
Net investment income (loss)	$63,188,667	$54,135,695	$63,044,114	$56,878,650
Net realized gain (loss)	(21,162,067)	(14,909,491)	(9,251,320)	(7,763,402)
Change in net unrealized appreciation (depreciation)	(82,020,118)	73,899,042	(35,416,833)	54,260,510
Net increase (decrease) in net assets resulting from operations	(39,993,518)	113,125,246	18,375,961	103,375,758

Distributions to Shareholders
From earnings:
Investor Class	(28,600,508)	(26,354,255)	(17,499,999)	(18,643,077)
I Class	(31,286,041)	(25,711,599)	(33,276,864)	(32,064,326)
Y Class	(1,034,315)	(215,677)	(11,668,232)	(9,738,030)
A Class	(1,717,191)	(1,741,538)	(375,313)	(402,509)
C Class	(400,302)	(440,812)	(57,739)	(64,299)
Decrease in net assets from distributions	(63,038,357)	(54,463,881)	(62,878,147)	(60,912,241)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	88,885,183	124,143,157	1,919,258	(38,520,680)

Net increase (decrease) in net assets	(14,146,692)	182,804,522	(42,582,928)	3,942,837

Net Assets
Beginning of period	1,554,487,774	1,371,683,252	2,033,234,197	2,029,291,360
End of period	$1,540,341,082	$1,554,487,774	$1,990,651,269	$2,033,234,197

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2025 AND AUGUST 31, 2024
	California Tax-Free Money Market Fund
Increase (Decrease) in Net Assets	August 31, 2025	August 31, 2024
Operations
Net investment income (loss)	$2,450,483	$3,200,389
Net realized gain (loss)	4,567	—
Net increase (decrease) in net assets resulting from operations	2,455,050	3,200,389

Distributions to Shareholders
From earnings:
Investor Class	(2,450,411)	(3,200,389)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	2,342,653	(6,888,069)

Net increase (decrease) in net assets	2,347,292	(6,888,069)

Net Assets
Beginning of period	112,991,183	119,879,252
End of period	$115,338,475	$112,991,183

See Notes to Financial Statements.

Notes to Financial Statements

AUGUST 31, 2025

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. The financial statements herein relate to the following funds and the respective share classes offered by the trust.

California High-Yield Municipal Fund	Investor, I, Y, A, C
California Intermediate-Term Tax-Free Bond Fund	Investor, I, Y, A, C
California Tax-Free Money Market Fund	Investor

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

Securities held in California Tax-Free Money Market Fund are generally valued at amortized cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Income and capital gain distributions, if any, from the affiliated funds are recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. A fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of a fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of a fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net investment income, if any, are generally declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.  ACIM serves as the investment advisor for the affiliated funds.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The investment advisor will waive the portion of a fund's management fee equal to the expenses attributable to the management fees of the funds advised by American Century Investments in which a fund invests (the underlying funds waiver). The amount of the underlying funds waiver will fluctuate depending on a fund's daily allocation to such funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Trustees.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee including any waiver impacts, if applicable, for the period ended August 31, 2025 are as follows:

California High-Yield Municipal Fund	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee		Management Fee Waived
			Before Waiver	After Waiver
Investor Class	0.1925% to 0.3100%	0.2500% to 0.3100%	0.49%	0.49%	$9,500
I Class		0.0500% to 0.1100%	0.29%	0.29%	$9,891
Y Class		0.0200% to 0.0800%	0.26%	0.26%	$321
A Class		0.2500% to 0.3100%	0.49%	0.49%	$610
C Class		0.2500% to 0.3100%	0.49%	0.49%	$179

California Intermediate-Term Tax-Free Bond Fund	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee		Management Fee Waived
			Before Waiver	After Waiver
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%	0.46%	$4,672
I Class		0.0500% to 0.1100%	0.26%	0.26%	$8,324
Y Class		0.0200% to 0.0800%	0.23%	0.23%	$2,886
A Class		0.2500% to 0.3100%	0.46%	0.46%	$110
C Class		0.2500% to 0.3100%	0.46%	0.46%	$23

California Tax-Free Money Market Fund	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1570% to 0.2700%	0.2500% to 0.3100%	0.49%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended August 31, 2025 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the funds. The trustees receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales and the effect of interfund transactions on the Statement of Operations were as follows:

	Interfund Purchases	Interfund Sales	Net Realized Gain (loss) on Investment Transactions
California High-Yield Municipal Fund	$49,000,000	$54,780,000	—
California Intermediate-Term Tax-Free Bond Fund	$46,995,000	$35,675,000	—
California Tax-Free Money Market Fund	$3,350,000	$3,510,000	—

4. Investment Transactions

Investment transactions, excluding short-term investments, for the period ended August 31, 2025 were as follows:

	California High-Yield Municipal Fund	California Intermediate-Term Tax-Free Bond Fund
Purchases	$1,107,873,683	$1,247,367,119
Sales	$1,030,866,735	$1,231,516,777

5. Capital Share Transactions

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

	Year ended August 31, 2025		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
California High-Yield Municipal Fund
Investor Class
Sold	22,024,693	$213,009,031	15,880,819	$153,351,863
Issued in reinvestment of distributions	2,751,641	26,434,944	2,491,392	23,960,521
Redeemed	(23,017,929)	(219,990,839)	(14,990,481)	(143,232,356)
	1,758,405	19,453,136	3,381,730	34,080,028
I Class
Sold	42,342,129	406,890,540	34,127,262	327,687,693
Issued in reinvestment of distributions	3,020,410	29,008,270	2,475,761	23,799,705
Redeemed	(37,524,529)	(357,162,609)	(30,311,607)	(285,324,537)
	7,838,010	78,736,201	6,291,416	66,162,861
Y Class
Sold	326,990	3,141,473	3,241,971	31,947,919
Issued in reinvestment of distributions	102,706	987,390	22,082	213,962
Redeemed	(1,324,624)	(13,071,348)	(199,333)	(1,890,768)
	(894,928)	(8,942,485)	3,064,720	30,271,113
A Class
Sold	1,233,343	11,843,176	1,163,695	11,241,024
Issued in reinvestment of distributions	140,935	1,353,853	139,893	1,343,371
Redeemed	(1,059,786)	(10,102,665)	(1,957,373)	(18,997,273)
	314,492	3,094,364	(653,785)	(6,412,878)
C Class
Sold	293,624	2,875,290	304,584	2,963,756
Issued in reinvestment of distributions	40,782	392,912	44,171	424,592
Redeemed	(692,331)	(6,724,235)	(345,430)	(3,346,315)
	(357,925)	(3,456,033)	3,325	42,033
Net increase (decrease)	8,658,054	$88,885,183	12,087,406	$124,143,157

	Year ended August 31, 2025		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
California Intermediate-Term Tax-Free Bond Fund
Investor Class
Sold	9,505,499	$105,393,669	5,439,356	$59,930,951
Issued in reinvestment of distributions	1,407,670	15,636,157	1,483,818	16,476,990
Redeemed	(12,480,287)	(138,381,050)	(14,299,256)	(158,493,411)
	(1,567,118)	(17,351,224)	(7,376,082)	(82,085,470)
I Class
Sold	42,183,572	466,053,806	46,560,482	514,380,608
Issued in reinvestment of distributions	2,945,172	32,715,248	2,707,863	30,090,366
Redeemed	(46,765,783)	(517,742,663)	(42,668,074)	(466,565,971)
	(1,637,039)	(18,973,609)	6,600,271	77,905,003
Y Class
Sold	18,857,783	210,036,142	10,728,133	118,492,613
Issued in reinvestment of distributions	325,391	3,620,101	300,660	3,341,656
Redeemed	(15,867,464)	(175,478,813)	(13,903,443)	(153,985,561)
	3,315,710	38,177,430	(2,874,650)	(32,151,292)
A Class
Sold	562,696	6,199,550	218,925	2,404,817
Issued in reinvestment of distributions	31,841	353,866	33,916	376,871
Redeemed	(567,929)	(6,286,762)	(307,143)	(3,406,416)
	26,608	266,654	(54,302)	(624,728)
C Class
Sold	64,610	732,039	13,763	154,414
Issued in reinvestment of distributions	5,181	57,592	5,785	64,223
Redeemed	(89,436)	(989,624)	(160,897)	(1,782,830)
	(19,645)	(199,993)	(141,349)	(1,564,193)
Net increase (decrease)	118,516	$1,919,258	(3,846,112)	$(38,520,680)

	Year ended August 31, 2025		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
California Tax-Free Money Market Fund
Investor Class
Sold	49,041,645	$49,041,645	47,424,842	$47,424,842
Issued in reinvestment of distributions	2,380,984	2,380,984	3,148,628	3,148,628
Redeemed	(49,079,976)	(49,079,976)	(57,461,539)	(57,461,539)
Net increase (decrease)	2,342,653	$2,342,653	(6,888,069)	$(6,888,069)

6. Investments in Affiliated Funds

The funds do not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of an affiliated fund's net assets.

7. Derivative Instruments

A fund may invest in various types of derivative instruments as permitted by its investment objectives and policies. The following is a summary of the primary underlying risks and derivative strategies used during the period. The Schedule of Investments provides additional information on the value and effect of a fund’s derivative instruments activity.

Interest Rate Risk — The funds may be subject to interest rate risk in the normal course of pursuing their investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The average notional exposure to interest rate risk derivative instruments held during the period was as follows:

	Futures Contracts Purchased	Futures Contracts Sold
California High-Yield Municipal Fund	$66,210,477	$16,557,212
California Intermediate-Term Tax-Free Bond Fund	$82,682,959	$21,254,396

8. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

9. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2025 and August 31, 2024 were as follows:
	2025		2024
	Distributions Paid From:		Distributions Paid From:
	Exempt Income	Long-term Capital Gains	Exempt Income	Long-term Capital Gains
California High-Yield Municipal Fund	$63,038,357	—	$54,463,881	—
California Intermediate-Term Tax-Free Bond Fund	$62,878,147	—	$60,912,241	—
California Tax-Free Money Market Fund	$2,450,411	—	$3,195,433	$4,956

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	California High-Yield Municipal Fund	California Intermediate-Term Tax-Free Bond Fund	California Tax-Free Money Market Fund
Federal tax cost of investments	$1,623,382,945	$1,998,654,625	$114,848,768
Gross tax appreciation of investments	$11,716,187	$20,084,869	—
Gross tax depreciation of investments	(105,497,164)	(38,207,473)	—
Net tax appreciation (depreciation) of investments	(93,780,977)	(18,122,604)	—
Net tax appreciation (depreciation) on derivatives	—	—	—
Net tax appreciation (depreciation)	$(93,780,977)	$(18,122,604)	—
Other book-to-tax adjustments	$(50,731)	$(136,337)	—
Undistributed exempt income	—	—	$5,028
Accumulated short-term capital losses	$(58,410,610)	$(31,201,137)	—
Accumulated long-term capital losses	$(56,523,974)	$(38,358,648)	—

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
California High-Yield Municipal Fund
Investor Class
2025	$9.89	0.37	(0.60)	(0.23)	(0.37)	$9.29	(2.48)%	0.49%	0.49%	3.86%	3.86%	64%	$704,914
2024	$9.46	0.37	0.43	0.80	(0.37)	$9.89	8.75%	0.50%	0.50%	3.84%	3.84%	56%	$733,179
2023	$9.79	0.35	(0.33)	0.02	(0.35)	$9.46	0.25%	0.50%	0.50%	3.67%	3.67%	73%	$668,857
2022	$11.30	0.31	(1.51)	(1.20)	(0.31)	$9.79	(10.74)%	0.49%	0.49%	2.96%	2.96%	73%	$744,087
2021	$10.86	0.32	0.44	0.76	(0.32)	$11.30	7.12%	0.49%	0.49%	2.91%	2.91%	25%	$941,838
I Class
2025	$9.89	0.39	(0.60)	(0.21)	(0.39)	$9.29	(2.18)%	0.29%	0.29%	4.06%	4.06%	64%	$752,435
2024	$9.45	0.39	0.44	0.83	(0.39)	$9.89	8.97%	0.30%	0.30%	4.04%	4.04%	56%	$723,661
2023	$9.78	0.37	(0.33)	0.04	(0.37)	$9.45	0.44%	0.30%	0.30%	3.87%	3.87%	73%	$632,307
2022	$11.29	0.33	(1.51)	(1.18)	(0.33)	$9.78	(10.57)%	0.29%	0.29%	3.16%	3.16%	73%	$666,056
2021	$10.86	0.34	0.44	0.78	(0.35)	$11.29	7.24%	0.29%	0.29%	3.11%	3.11%	25%	$724,407
Y Class
2025	$9.89	0.39	(0.60)	(0.21)	(0.39)	$9.29	(2.15)%	0.26%	0.26%	4.09%	4.09%	64%	$24,191
2024	$9.46	0.39	0.43	0.82	(0.39)	$9.89	8.89%	0.27%	0.27%	4.07%	4.07%	56%	$34,608
2023	$9.78	0.37	(0.32)	0.05	(0.37)	$9.46	0.58%	0.27%	0.27%	3.90%	3.90%	73%	$4,108
2022	$11.29	0.34	(1.51)	(1.17)	(0.34)	$9.78	(10.54)%	0.26%	0.26%	3.19%	3.19%	73%	$3,993
2021	$10.86	0.35	0.43	0.78	(0.35)	$11.29	7.28%	0.26%	0.26%	3.14%	3.14%	25%	$6
A Class
2025	$9.89	0.35	(0.60)	(0.25)	(0.35)	$9.29	(2.72)%	0.74%	0.74%	3.61%	3.61%	64%	$46,953
2024	$9.46	0.35	0.43	0.78	(0.35)	$9.89	8.48%	0.75%	0.75%	3.59%	3.59%	56%	$46,883
2023	$9.79	0.33	(0.33)	—	(0.33)	$9.46	0.00%	0.75%	0.75%	3.42%	3.42%	73%	$50,999
2022	$11.30	0.29	(1.51)	(1.22)	(0.29)	$9.79	(10.96)%	0.74%	0.74%	2.71%	2.71%	73%	$59,508
2021	$10.86	0.30	0.44	0.74	(0.30)	$11.30	6.86%	0.74%	0.74%	2.66%	2.66%	25%	$65,969
C Class
2025	$9.89	0.27	(0.60)	(0.33)	(0.27)	$9.29	(3.44)%	1.49%	1.49%	2.86%	2.86%	64%	$11,848
2024	$9.46	0.27	0.43	0.70	(0.27)	$9.89	7.67%	1.50%	1.50%	2.84%	2.84%	56%	$16,157
2023	$9.79	0.26	(0.33)	(0.07)	(0.26)	$9.46	(0.75)%	1.50%	1.50%	2.67%	2.67%	73%	$15,412
2022	$11.30	0.21	(1.51)	(1.30)	(0.21)	$9.79	(11.63)%	1.49%	1.49%	1.96%	1.96%	73%	$16,564
2021	$10.86	0.21	0.44	0.65	(0.21)	$11.30	6.06%	1.49%	1.49%	1.91%	1.91%	25%	$22,196

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
California Intermediate-Term Tax-Free Bond Fund
Investor Class
2025	$11.27	0.33	(0.25)	0.08	(0.33)	—	(0.33)	$11.02	0.73%	0.46%	0.46%	2.98%	2.98%	61%	$575,139
2024	$11.01	0.30	0.28	0.58	(0.32)	—	(0.32)	$11.27	5.38%	0.47%	0.47%	2.72%	2.72%	64%	$605,505
2023	$11.14	0.29	(0.13)	0.16	(0.29)	—	(0.29)	$11.01	1.46%	0.47%	0.47%	2.62%	2.62%	79%	$672,918
2022	$12.28	0.23	(1.13)	(0.90)	(0.23)	(0.01)	(0.24)	$11.14	(7.38)%	0.46%	0.46%	2.00%	2.00%	69%	$757,454
2021	$12.17	0.26	0.11	0.37	(0.26)	—	(0.26)	$12.28	3.04%	0.46%	0.46%	2.10%	2.10%	30%	$917,539
I Class
2025	$11.27	0.35	(0.25)	0.10	(0.35)	—	(0.35)	$11.02	1.02%	0.26%	0.26%	3.18%	3.18%	61%	$1,061,247
2024	$11.01	0.33	0.28	0.61	(0.35)	—	(0.35)	$11.27	5.59%	0.27%	0.27%	2.92%	2.92%	64%	$1,103,078
2023	$11.15	0.31	(0.14)	0.17	(0.31)	—	(0.31)	$11.01	1.57%	0.27%	0.27%	2.82%	2.82%	79%	$1,005,299
2022	$12.29	0.26	(1.13)	(0.87)	(0.26)	(0.01)	(0.27)	$11.15	(7.19)%	0.26%	0.26%	2.20%	2.20%	69%	$1,028,424
2021	$12.17	0.28	0.12	0.40	(0.28)	—	(0.28)	$12.29	3.33%	0.26%	0.26%	2.30%	2.30%	30%	$932,636
Y Class
2025	$11.27	0.36	(0.25)	0.11	(0.36)	—	(0.36)	$11.02	1.05%	0.23%	0.23%	3.21%	3.21%	61%	$336,982
2024	$11.01	0.33	0.28	0.61	(0.35)	—	(0.35)	$11.27	5.63%	0.24%	0.24%	2.95%	2.95%	64%	$307,065
2023	$11.15	0.32	(0.14)	0.18	(0.32)	—	(0.32)	$11.01	1.60%	0.24%	0.24%	2.85%	2.85%	79%	$331,733
2022	$12.29	0.26	(1.13)	(0.87)	(0.26)	(0.01)	(0.27)	$11.15	(7.16)%	0.23%	0.23%	2.23%	2.23%	69%	$252,327
2021	$12.18	0.29	0.11	0.40	(0.29)	—	(0.29)	$12.29	3.37%	0.23%	0.23%	2.33%	2.33%	30%	$263,120
A Class
2025	$11.27	0.30	(0.24)	0.06	(0.30)	—	(0.30)	$11.03	0.57%	0.71%	0.71%	2.73%	2.73%	61%	$14,784
2024	$11.01	0.28	0.28	0.56	(0.30)	—	(0.30)	$11.27	5.12%	0.72%	0.72%	2.47%	2.47%	64%	$14,811
2023	$11.15	0.26	(0.14)	0.12	(0.26)	—	(0.26)	$11.01	1.12%	0.72%	0.72%	2.37%	2.37%	79%	$15,071
2022	$12.29	0.20	(1.13)	(0.93)	(0.20)	(0.01)	(0.21)	$11.15	(7.60)%	0.71%	0.71%	1.75%	1.75%	69%	$16,499
2021	$12.18	0.23	0.11	0.34	(0.23)	—	(0.23)	$12.29	2.79%	0.71%	0.71%	1.85%	1.85%	30%	$23,015
C Class
2025	$11.27	0.22	(0.24)	(0.02)	(0.22)	—	(0.22)	$11.03	(0.27)%	1.46%	1.46%	1.98%	1.98%	61%	$2,499
2024	$11.02	0.19	0.27	0.46	(0.21)	—	(0.21)	$11.27	4.33%	1.47%	1.47%	1.72%	1.72%	64%	$2,776
2023	$11.15	0.18	(0.13)	0.05	(0.18)	—	(0.18)	$11.02	0.45%	1.47%	1.47%	1.62%	1.62%	79%	$4,270
2022	$12.29	0.12	(1.13)	(1.01)	(0.12)	(0.01)	(0.13)	$11.15	(8.30)%	1.46%	1.46%	1.00%	1.00%	69%	$4,631
2021	$12.18	0.14	0.10	0.24	(0.13)	—	(0.13)	$12.29	2.02%	1.46%	1.46%	1.10%	1.10%	30%	$7,603

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
California Tax-Free Money Market Fund
Investor Class
2025	$1.00	0.02	—(2)	0.02	(0.02)	$1.00	2.18%	0.49%	0.49%	2.16%	2.16%	$115,338
2024	$1.00	0.03	—(2)	0.03	(0.03)	$1.00	2.81%	0.50%	0.50%	2.77%	2.77%	$112,991
2023	$1.00	0.02	—(2)	0.02	(0.02)	$1.00	2.21%	0.50%	0.50%	2.18%	2.18%	$119,879
2022	$1.00	—(2)	—	—(2)	—(2)	$1.00	0.19%	0.28%	0.50%	0.18%	(0.04)%	$119,487
2021	$1.00	—(2)	—(2)	—(2)	—(2)	$1.00	0.01%	0.11%	0.50%	0.01%	(0.38)%	$127,418

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Century California Tax-Free and Municipal Funds:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of California Tax-Free Money Market Fund, California Intermediate-Term Tax-Free Bond Fund, and California High-Yield Municipal Fund (the “Funds”), each a series of American Century California Tax-Free and Municipal Funds, as of August 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended August 31, 2021 were audited by other auditors, whose report, dated October 18, 2021, expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
October 16, 2025

We have served as the auditor of one or more American Century investment companies since 1997.

Approval of Management Agreement

At a meeting held on June 17, 2025, the Funds’ Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Funds’ management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Funds.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to:

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Funds;
•the wide range of programs and services the Advisor and other service providers provide to the Funds and their shareholders on a routine and non-routine basis;
•each Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Funds compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Funds, the profitability of the Funds to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Funds;
•any collateral benefits derived by the Advisor from the management of the Funds;
•fees and expenses associated with any investment by the Funds in other funds;
•payments to intermediaries by the Funds and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Funds. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading

•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Funds is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, a Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Funds with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, risk management, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of each Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Funds’ independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating each Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing each Fund’s unified fee to the total expense ratio of peer funds. The Board concluded that the management fee paid by each Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Funds. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to each Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Funds were made pursuant to the Funds’ Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. Where applicable, assets of other client accounts are included with the assets of certain Funds to determine breakpoints in each such Fund’s management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Funds on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Funds.

Set forth below are certain of the Fund-specific factors that the Board considered in addition to the other factors described herein:

California High-Yield Municipal Fund - The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense group.

California Intermediate-Term Tax-Free Bond Fund - The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense group.

California Tax-Free Money Market Fund - The Fund’s performance was at its peer group median for the one-, three-, five-, and ten-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund's peer expense universe.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fees charged to the Funds are reasonable in light of the services provided and that the management agreement between the Funds and the Advisor should be renewed for an additional one-year period.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code (IRC).

The funds hereby designate the following, or up to the maximum amount allowable, for the fiscal year ended August 31, 2025.

	Exempt Interest Dividends	Qualified Short-Term Capital Gain Distributions (IRC Section 871)
California High-Yield Municipal Fund	$63,040,973	—
California Intermediate-Term Tax-Free Bond Fund	$62,874,146	—
California Tax-Free Money Market Fund	$2,450,293	$4,567

The funds utilized the following earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction (tax equalization) during the period ended August 31, 2025.

Dividends Paid Deduction (Tax Equalization)
California High-Yield Municipal Fund	—
California Intermediate-Term Tax-Free Bond Fund	—
California Tax-Free Money Market Fund	$4,567

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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-90325 2510

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

A statement regarding the basis for the board of directors’ approval of the investment advisory contract is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2) Not applicable.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century California Tax-Free and Municipal Funds

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	October 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	October 29, 2025

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	October 29, 2025